     AS FILED WITH THE SECURITES AND EXCHANGE COMMISSION ON AUGUST 26, 2003
                                      Securities Act File No. 333-______________
                              Investment Company Act File No. 811-______________

             -----------------------------------------------------
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
             -----------------------------------------------------

                                    FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X
                           Pre-Effective Amendment No.
                          Post-Effective Amendment No.
                                       and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X
                                 Amendment No.

             -----------------------------------------------------

                           METROPOLITAN SERIES FUND II
               (Exact Name of Registrant as Specified in Charter)

                501 Boylston Street, Boston, Massachusetts 02116
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 578-3104

                          ----------------------------

                                James L. Lipscomb
                            Executive Vice President
                                & General Counsel
                               MetLife Group, Inc.
                               One Madison Avenue
                            New York, New York 10010
                     (Name and address of agent for service)

                                   Copy to:
                              Thomas M. Lenz, Esq.
                              MetLife Advisers, LLC
                               501 Boylston Street
                           Boston, Massachusetts 02116

   Approximate date of commencement of proposed sale to the public: As soon as practicable after the effective date of this Registration Statement.

       Title of Securities Being Registered: Shares of Beneficial Interest

                    ----------------------------------------

     The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                          METROPOLITAN SERIES FUND II

                       METLIFE STOCK INDEX PORTFOLIO II
             LEHMAN BROTHERS(R) AGGREGATE BOND INDEX PORTFOLIO II
                                           , 2003

The Securities and Exchange Commission has not approved or disapproved these securities or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                             SUBJECT TO COMPLETION

Information contained herein is subject to completion or amendment. A Registration Statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the Registration Statement becomes effective. This Prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

                               TABLE OF CONTENTS

Overview of Metropolitan Series Fund II....................................  3
MetLife Stock Index Portfolio II...........................................  4
Lehman Brothers Aggregate Bond Index Portfolio II.......................... 10
Other Information about the Fund........................................... 14

Overview of Metropolitan Series Fund II

Organization

The Fund is a mutual fund, consisting of two separate investment portfolios. MetLife Advisers, LLC ("MetLife Advisers") is the investment adviser to the Portfolios. MetLife Advisers has contracted with Metropolitan Life Insurance Company ("Metropolitan Life") to make the day-to-day investment decisions for the Portfolios. MetLife Advisers is responsible for overseeing Metropolitan Life and for making recommendations to the Board of Trustees of the Fund relating to hiring and replacing Metropolitan Life as subadviser to the Portfolios.

Investors

Fund shares are offered only to certain eligible qualified retirement plans ("Qualified Plans"). The general public may not directly purchase Fund shares.

Investment Objectives

The investment objective of each Portfolio may be changed without shareholder approval. There is no assurance that a Portfolio will achieve its investment objective.

Securities Lending

Each Portfolio may lend a portion of its securities to brokers, dealers and other financial institutions. As collateral for the loan, the Portfolio receives an amount that is at all times equal to at least 100% of the current market value of the loaned securities. The Portfolio invests the collateral in short-term high investment grade securities, or in a fund that invests in such securities. Loans will not have a term longer than 30 days and will be terminable at any time. As with any extension of credit, securities lending exposes a Portfolio to risks including delay in recovery and loss of rights in the collateral if the borrower fails financially.

Statement of Additional Information

Each Portfolio may invest in securities and engage in certain investment practices not discussed below. For more information about these securities, strategies and related risks, please see the Fund's Statement of Additional Information (the "SAI"). Please call the toll-free number listed on the back cover of the Prospectus to receive a free copy of the SAI.

                       MetLife Stock Index Portfolio II

Investment Objective

The investment objective of the Portfolio is to equal the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). Although the Portfolio tries to mirror the performance of the S&P 500 Index, its performance will not exactly match the Index because the Portfolio incurs operating expenses. The S&P 500 Index is an unmanaged group of securities, and therefore does not have these expenses.

Principal Investment Strategies

The S&P 500 Index consists of 500 common stocks, most of which are listed on the New York Stock Exchange. Metropolitan Life Insurance Company ("Metropolitan Life"), subadviser to the Portfolio, manages the Portfolio by purchasing the common stocks of all the companies in the S&P 500 Index. The stocks included in the S&P 500 Index are issued by companies among those whose outstanding stock have the largest aggregate market value, although stocks that are not among the 500 largest are included in the S&P 500 Index for diversification purposes.

Metropolitan Life, under normal circumstances, invests at least 80% of the Portfolio's net assets in stocks included in a particular stock index. You will receive 60 days' prior notice if this 80% minimum is going to change.

  Principal Index Investing Strategies

In addition to securities of the type contained in the S&P 500 Index, the Portfolio also expects to invest in exchange traded funds and futures contracts based on the S&P 500 Index and/or related options to simulate full investment in the index while retaining liquidity, to facilitate trading, to reduce transaction costs or to seek higher return when these derivatives are priced more attractively than the underlying security. Also, since the Portfolio attempts to keep transaction costs low, the portfolio manager generally will rebalance the Portfolio if it deviates from the S&P 500 Index by a certain percentage, depending on the company, industry, and country, as applicable. Metropolitan Life monitors the tracking performance of the Portfolio, before Portfolio operating expenses are deducted, through examination of the "correlation coefficient." A perfect correlation would produce a coefficient of
1.00. Metropolitan Life will attempt to maintain a target correlation coefficient of at least .95 for the Portfolio. The portfolio manager also may rebalance the Portfolio due to cash flows into and out of the Portfolio.

Principal Investment Risks

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

  .  A general decline in the U.S. stock market.

  .  Poor performance of large capitalization stocks in general.

  .  Potentially rapid price changes (volatility) of equity securities.

                                               MetLife Stock Index Portfolio II


Investment Performance Record

Since the Portfolio commenced operations on           , 2003, it does not yet
have a full calendar year of investment performance.

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. This table does not reflect any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge Imposed on Purchases (as a
  percentage of offering price)................... None
Maximum Deferred Sales Charge (as a percentage of
  purchase price or redemption price, whichever
  is lower)....................................... None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

              Management Fees............................. 0.[ ]%
              Distribution and Service (12b-1) Fees.......  0.25%
              Other Expenses(1)........................... 0.[ ]%
                                                           ------
              Total Annual Portfolio Operating Expenses(1) 0.[ ]%

--------
(1) As the Portfolio has not completed a full fiscal year, Other Expenses are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                              One Year Three Years
                              -------- -----------
                               $[  ]      $[  ]

MetLife Stock Index Portfolio II


More About Investment Strategies and Risks

  Equity Securities

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Market Capitalization. The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization companies.

Index Investing. Unlike actively managed portfolios, portfolios that attempt to match the return of an index generally will not use any defensive strategies. An investor, therefore, will bear the market risk of adverse market conditions with respect to the market segment that the index seeks to match. In addition, transaction costs, other Portfolio or Fund expenses, brief delays that occur until the Portfolio can invest cash it receives and other tracking errors may result in the Portfolio's return being lower than the return of the Index.

Futures Contracts. The Portfolio may purchase futures contracts (or options on futures contracts) to maintain exposure to the index. If the price of a futures contract changes more than the price of the index, the Portfolio could make or lose more money than if it had invested directly in the underlying securities. This added volatility increases the risk of these investments. In addition, investors may be unwilling to buy or sell futures contracts under some market conditions. If this happens, the Portfolio might not be able to close out futures transactions without incurring substantial losses.

Exchange Traded Funds. The Portfolio may invest in exchange traded funds ("ETFs"). ETFs, such as iShares and SPDRs, are pools of securities. Since the value of an ETF is based on the value of individual securities it holds, the value of the Portfolio's investments in the ETF will fall if the value of the underlying securities declines. The Portfolio will bear its proportionate share of the ETF's fees and expenses.

Portfolio Management

Metropolitan Life is a wholly-owned subsidiary of MetLife, Inc., a publicly-owned Delaware corporation. In addition, Metropolitan Life is the Fund's principal underwriter and distributor. Metropolitan Life also manages its own investment assets and those of certain




A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. Options are another type of derivative.

An option is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

                                               MetLife Stock Index Portfolio II


affiliated companies and other entities. Metropolitan Life is a life insurance company which sells insurance policies and annuity contracts. As of [December 31, 2002], Metropolitan Life managed approximately $[ ] billion in assets. Metropolitan Life is located at 1 Madison Avenue, New York, New York 10010.

The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.25% of the Portfolio's average daily net assets.

Past Performance of a Similarly Managed Fund

The total returns shown below are based on performance data furnished by Metropolitan Life for Class B shares of Metropolitan Series Fund, Inc.'s MetLife Stock Index Portfolio (the "Similarly Managed Fund"), a mutual fund which has the same investment objective as that of the Portfolio and which has been managed using the same investment policies and strategies as those of the Portfolio. The following information does not represent the Portfolio's performance and should not be considered a prediction of future performance of the Portfolio. The Portfolio's performance may be higher or lower than the performance of the Similarly Managed Fund shown below. The exclusion of any other class of the Similarly Managed Fund and of other accounts managed by Metropolitan Life with substantially similar investment policies does not render the performance shown below misleading. The performance of the Similarly Managed Fund shown below does not reflect any additional fees that may be charged by Qualified Plans.

                                    Metropolitan Series
                                        Fund, Inc.
                                       MetLife Stock
                                    Index Portfolio --
                                        Class B(1)      S&P 500 Index(2)
                                    ------------------- ----------------
        Total Return for the Year
          Ended December 31, 2002..       -22.52%            -22.09%
        Average Annual Total Return
          For the Past Five Years
          Ended December 31, 2002..        -1.09%             -0.58%
        Average Annual Total Return
          For the Past Ten Years
          Ended December 31, 2002..         8.71%              9.34%

(1) As of December 31, 2002, the Similarly Managed Fund had assets of $2.84 billion. The total returns were calculated using the actual fees and expenses of such fund.

(2) The S&P 500 Index is an unmanaged index of common stocks that are primarily issued by companies with large aggregate market values.

             Lehman Brothers(R) Aggregate Bond Index Portfolio II

Investment Objective

The investment objective of the Portfolio is to equal the performance of the Lehman Brothers Aggregate Bond Index. Although the Portfolio tries to mirror the performance of the Lehman Brothers Aggregate Bond Index, its performance will not exactly match the Index because the Portfolio incurs operating expenses. The Lehman Brothers Aggregate Bond Index is an unmanaged group of securities, and therefore does not have these expenses.

Principal Investment Strategies

The Lehman Brothers Aggregate Bond Index (the "Index") is comprised of the Lehman Brothers Government/Credit Index, the Lehman Brothers Mortgage-Backed Securities Index, the Lehman Brothers Asset-Backed Securities Index and the Lehman Brothers Commercial Mortgage-Backed Securities Index. The Portfolio may continue to hold debt securities that no longer are included in the Index, if, together with any money market instruments or cash, such holdings are no more than 20% of the Portfolio's net assets. The types of fixed-income securities included in the Index are debt obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, debt obligations issued or guaranteed by U.S. corporations, debt obligations issued or guaranteed by foreign companies, sovereign governments, municipalities, governmental agencies or international agencies, asset-backed securities and mortgage-backed securities. Metropolitan Life Insurance Company ("Metropolitan Life"), subadviser to the Portfolio, will invest in a sampling of the bonds included in the Index. The bonds purchased for the Portfolio are chosen by Metropolitan Life to, as a group, reflect the composite performance of the Index.

Metropolitan Life, under normal circumstances, invests at least 80% of the Portfolio's net assets in debt securities included in the Index. You will receive 60 days' prior notice if this 80% minimum is going to change.

  Principal Index Investing Strategies

In addition to securities of the type contained in the Index, the Portfolio also expects to invest in exchange traded funds and futures contracts based on the Lehman Brothers Aggregate Bond Index and/or related options to simulate full investment in the Index while retaining liquidity, to facilitate trading, to reduce transaction costs or to seek higher return when these derivatives are priced more attractively than the underlying security. Also, since the Portfolio attempts to keep transaction costs low, the portfolio manager generally will rebalance the Portfolio if it deviates from the Index by a certain percentage, depending on the company, industry, and country, as applicable. Metropolitan Life monitors the tracking performance of the Portfolio, before Portfolio operating expenses are


Asset-backed securities are bonds and notes backed by certain assets, such as anticipated car loan or credit card payments.

                           Lehman Brothers(R) Aggregate Bond Index Portfolio II


deducted, through examination of the "correlation coefficient." A perfect correlation would produce a coefficient of 1.00. Metropolitan Life will attempt to maintain a target correlation coefficient of at least .95 for the Portfolio. The portfolio manager also may rebalance the Portfolio due to cash flows into and out of the Portfolio.

Principal Investment Risks

Investing in the Portfolio involves risks. The Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

  .  A general decline in U.S. or foreign fixed-income security markets.

  . Poor performance of fixed-income securities held by the Portfolio, which may be due to interest rate, credit or market risk.

  . The risks associated with investments in foreign securities, which may be subject to less regulation and additional regional and national risk.

Lehman Brothers(R) Aggregate Bond Index Portfolio II



Investment Performance Record

Since the Portfolio commenced operations on              , 2003, it does not
yet have a full calendar year of investment performance.

Fees and Expenses

This table describes the fees and expenses that you will pay if you invest in the Portfolio. This table does not reflect any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge Imposed on Purchases (as a
  percentage of offering price)........................ None

Maximum Deferred Sales Charge (as a percentage of
  purchase price or redemption price, whichever is
  lower)............................................... None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Management Fees........................................ 0.[ ]%
Distribution and Service (12b-1) Fees..................  0.25%
Other Expenses(1)...................................... 0.[ ]%
                                                        ------
Total Annual Portfolio Operating Expenses(1)........... 0.[ ]%

--------
(1) As the Portfolio has not completed a full fiscal year, Other Expenses are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                              One Year Three Years
                              -------- -----------
                               $[  ]      $[  ]

                           Lehman Brothers(R) Aggregate Bond Index Portfolio II


More About Investment Strategies and Risks

  Fixed-income Securities

Fixed-income securities, including bonds, notes, and U.S. and other government securities, represent an obligation of a company or other issuer to repay money that it has borrowed. Generally, the issuer agrees to pay the investor interest in return for the use of the money until the maturity date, as set forth in the terms of the security. The rate of interest may be fixed or variable.

The value of fixed-income securities (and of the shares of a Portfolio invested in fixed-income securities) will generally rise when interest rates fall and drop when interest rates increase. A bond with a longer remaining maturity or duration will tend to lose or gain more value in response to interest rate changes than a shorter-term bond. The same is true of a Portfolio's average maturity or duration. While presenting more risk of loss, longer-term bonds tend to pay higher rates of interest or "yields." Falling interest rates will cause the yield of a portfolio of bonds to decrease over time.

Fixed-income securities involve both credit risk and market risk, which includes interest rate risk. Some fixed-income securities also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a premium when it bought the security, the holder may receive less from the issuer than it paid for the security.

  Foreign Securities

In addition to the risks associated with fixed-income securities generally, foreign securities present additional risks.

Regulation and Access to Information. Changes in foreign countries' laws may harm the performance and liquidity of the Portfolio's investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk. News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Asset-backed Securities. The Portfolio may invest in asset-backed securities, which represent interests in pools of debt (including


The maturity date is the date on which a fixed-income security "matures." This is the date on which the borrower must pay back the borrowed amount, which is known as the principal.

Duration is an estimate of how much a bond fund's share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the Portfolio's duration by the change in rates. If interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund's share price would rise by about 5%.

Credit risk is the risk that the security's issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Interest rate risk reflects the fact that the values of fixed-income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed-income securities will tend to decline.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security's principal to compensate the seller for the value of the higher interest rate. This additional payment is a premium.

Lehman Brothers(R) Aggregate Bond Index Portfolio II


interests in pools of debt other than mortgage notes), such as credit card accounts. The principal risks of asset-backed securities are that payments may be made more slowly, and rates of default may be higher, than expected on the underlying obligations. In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

Zero (or Step) Coupons. The Portfolio may invest in zero coupon securities. A zero coupon security is a debt security that is purchased and traded at a discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the Portfolio and the Portfolio is required to distribute to shareholders an amount equal to the amount reported. Those distributions may force the Portfolio to liquidate portfolio securities at a disadvantageous time. These securities involve special credit and duration risks, as their value could decline substantially by the time interest is actually paid, which may be at any time from a few days to a number of years.

Futures Contracts. The Portfolio may purchase futures contracts (or options on futures contracts) to maintain exposure to the index. If the price of a futures contract changes more than the price of the index, the Portfolio could make or lose more money than if it had invested directly in the underlying securities. This added volatility increases the risk of these investments. In addition, investors may be unwilling to buy or sell futures contracts under some market conditions. If this happens, the Portfolio might not be able to close out futures transactions without incurring substantial losses.

Exchange Traded Funds. The Portfolio may invest in exchange traded funds ("ETFs"). ETFs, such as iShares and SPDRs, are pools of securities. Since the value of an ETF is based on the value of individual securities it holds, the value of the Portfolio's investments in the ETF will fall if the value of the underlying securities declines. The Portfolio will bear its proportionate share of the ETF's fees and expenses.

Portfolio Management

Metropolitan Life is a wholly-owned subsidiary of MetLife, Inc., a publicly-owned Delaware corporation. In addition, Metropolitan Life is the Fund's principal underwriter and distributor. Metropolitan Life also manages its own investment assets and those of certain affiliated companies and other entities. Metropolitan Life is a life insurance company which sells insurance policies and annuity contracts. As of [December 31, 2002,] Metropolitan Life managed approximately $[ ] billion in assets. Metropolitan Life is located at 1 Madison Avenue, New York, New York 10010.


A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. Options are another type of derivative.

An option is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

                           Lehman Brothers(R) Aggregate Bond Index Portfolio II



The Portfolio pays MetLife Advisers an investment advisory fee at the annual rate of 0.25% of the Portfolio's average daily net assets.


Past Performance of a Similarly Managed Fund

The total returns shown below are based on performance data furnished by Metropolitan Life for Class B shares of Metropolitan Series Fund, Inc.'s Lehman Brothers(R) Aggregate Bond Index Portfolio (the "Similarly Managed Fund"), a mutual fund which has the same investment objective as that of the Portfolio and which has been managed using the same investment policies and strategies as those of the Portfolio. The following information does not represent the Portfolio's performance and should not be considered a prediction of future performance of the Portfolio. The Portfolio's performance may be higher or lower than the performance of the Similarly Managed Fund shown below. The exclusion of any other class of the Similarly Managed Fund and of other accounts managed by Metropolitan Life with substantially similar investment policies does not render the performance shown below misleading. The performance of the Similarly Managed Fund shown below does not reflect any additional fees that may be charged by Qualified Plans.

                                    Metropolitan Series
                                     Fund, Inc. Lehman
                                     Brothers Aggregate  Lehman Brothers
                                    Bond Index Portfolio Aggregate Bond
                                       -- Class B(1)        Index(2)
                                    -------------------- ---------------
       Total Return for the Year
         Ended December 31, 2002...         9.94%             10.25%
       Average Annual Total Return
         For the Period November 1,
         1998 to December 31,
         2002......................         6.62%              7.18%

--------
(1) The Similarly Managed Fund commenced operations on November 1, 1998. As of December 31, 2002, the Similarly Managed Fund had assets of $4.25 million. The total returns were calculated using the actual fees and expenses of such fund.
(2) The Lehman Brothers Aggregate Bond Index is an unmanaged index of debt securities and does not incur operating expenses.

                       Other Information about the Fund

Investment Advisory Services

MetLife Advisers serves as the investment adviser of the Fund. MetLife Advisers is located at 501 Boylston Street, Boston, Massachusetts 02116. Each Portfolio pays MetLife Advisers an investment advisory fee. MetLife Advisers has contracted with Metropolitan Life to make the day-to-day investment decisions for each Portfolio and MetLife Advisers pays Metropolitan Life's fees. MetLife Advisers is responsible for overseeing Metropolitan Life and for hiring and replacing Metropolitan Life, subject to approval by the Board of Trustees of the Fund. MetLife Advisers also provides a full range of administrative and accounting services to the Fund. An indirect wholly-owned subsidiary of Metropolitan Life owns all of the voting securities of MetLife Advisers.

Adviser/Subadviser Relationship

The Fund has received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers to enter into new subadvisory agreements with either a current or a new subadviser that is not an affiliate of the Fund or MetLife Advisers, without obtaining shareholder approval. The Fund's Board of Trustees must approve any new subadvisory agreements under this order, and the Fund must comply with certain other conditions.

The exemptive order also permits the Fund to continue to employ an existing subadviser, or to amend an existing subadvisory agreement, without shareholder approval after events that would otherwise require a shareholder vote. Any new or amended subadvisory agreement must be approved by the Board of Trustees. The Fund will notify shareholders of any subadviser changes as required by the order.

Purchase and Redemption of Shares

Shares are sold and redeemed at a price equal to their net asset value without any sales charge. The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940. Under the distribution plan, the shares of the Fund pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the shares of the Portfolios. These other parties may include broker-dealers and financial intermediaries. The distribution plan also authorizes the Fund to reimburse the Fund's distributor for sales commissions and other distribution costs allocable to the Portfolios. The fee under the distribution plan is calculated as a percentage of that Portfolio's average daily net assets. Currently, the fee is 0.25% per year. These fees will increase the cost of investing over time.

The Portfolios are not designed for market timers, or large or frequent transfers. The Fund may restrict or refuse purchases or exchanges by market timers. A beneficial owner of shares will be considered a market timer by the Fund if the beneficial owner has (a) requested an exchange out of a Portfolio within two weeks of an earlier exchange request for the same Portfolio, or (b) exchanged shares out of a Portfolio more than twice in a calendar quarter, or
(c) exchanged shares equal to at least $5 million, or more than 1% of a Portfolio's assets, or (d) otherwise seem to follow a timing pattern, in each case as determined by, and reported to the Fund by, a Qualified Plan. Accounts under common ownership or control are combined for these limits.

Share Valuation and Pricing

  Net Asset Value

Each Portfolio determines the net asset value of its shares as of the close of regular trading on each day that the NYSE is open. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed by the Qualified Plan. The net asset value per share for each Portfolio is calculated by dividing the Portfolio's net assets by its number of outstanding shares.

  Securities Valuation

The entire investment portfolio of any fixed-income securities with remaining maturities of 60 days or less held by any other Portfolio are valued at amortized cost. Other portfolio securities of each Portfolio normally are valued at market value. If no current market value quotation is readily available for a portfolio security, the Fund's Board of Trustees is responsible for making a good faith determination of fair value, although the Board has delegated responsibility for day-to-day fair value calculations to the subadviser of the Portfolios.

Dividends and Capital Gain Distributions

  Other Portfolios

Currently, each Portfolio annually pays as dividends substantially all net investment income (including any short-term capital gains). The Portfolios also annually distribute all net realized capital gains, if any, after offsetting any capital loss carryovers. Each Portfolio may pay dividends from net investment income more or less often if the Fund's Board of Trustees deems it appropriate and if such change would not cause such Portfolio to fail to qualify as a regulated investment company under the Internal Revenue Code.

Federal income tax law requires each Portfolio to distribute prior to calendar year-end virtually all of its ordinary income for such year. Also, each Portfolio must distribute virtually all of its capital gain net income realized but not previously distributed in the one-year period ending October 31 (or December 31, if the Portfolio so elects) of such year. Dividends and distributions of each Portfolio are automatically reinvested in additional shares of that Portfolio.

Taxes

Each Portfolio is a separate entity for federal income tax purposes and intends to qualify as a "regulated investment company" (a "RIC") under the Internal Revenue Code. So long as a Portfolio distributes all of its net investment income and net capital gains to its shareholders, the Portfolio itself does not pay any federal income tax. Although each Portfolio intends to operate so that it will have no federal income tax liability on income and gains it distributes to the Qualified Plans, if any such liability is incurred, the investment performance of such Portfolio will be adversely affected.

Portfolios investing in foreign securities and currencies may be subject to local withholding and other taxes at the source, including on dividend or interest payments. These taxes could reduce the investment performance of such Portfolio. In addition, a Portfolio's investment in foreign securities or foreign currencies may increase or accelerate such Portfolio's recognition of ordinary income and may affect the timing or amount of the Portfolio's distributions.

A Portfolio's investments in certain debt obligations may cause the Portfolio to recognize taxable income in excess of the cash generated by such obligations. Thus, the Portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

For federal income tax purposes, distributions of investment income from a RIC are generally taxable as ordinary income. However, distributions by the Portfolio to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable.

Index Information

Lehman Brothers sponsors the Lehman Brothers Aggregate Bond Index and Standard & Poor's sponsors the Standard & Poor's 500 Composite Stock Price Index (together referred to as "index sponsors"). The index sponsors have no responsibility for and do not participate in the management of Portfolio assets or sale of Portfolio shares. Each index and its associated trademarks and service marks are the exclusive property of the respective index sponsors. The Fund's Statement of Additional Information ("SAI") contains a more detailed description of the limited relationship the index sponsors have with Metropolitan Life and the Fund.

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and references thereto have been made with permission. The MetLife Stock Index Portfolio II is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in that Portfolio. For more detailed information, see the discussion under "Index Sponsors" in the SAI.

Financial Highlights

Because the Portfolios commenced operations on       , financial highlights for
the Portfolios are not yet available.

                          METROPOLITAN SERIES FUND II
                           c/o MetLife Advisers, LLC
                              501 Boylston Street
                          Boston, Massachusetts 02116
                                (800) 638-7732

Statement of Additional Information (SAI)

The Fund's SAI contains more detailed information about the Fund. The SAI is incorporated by reference into this prospectus, which means that it is a part of this prospectus for legal purposes.

To obtain copies of these materials:

You may obtain free copies of the SAI or shareholder reports, request other information about a Portfolio, or make shareholder inquiries by calling toll free (800) 638-7732.

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may call 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the Fund on the Internet at http://www.sec.gov. You may get copies of this information, upon payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Station of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

Metropolitan Series Fund II's Investment Company Act file number is 811-[    ].

                           METROPOLITAN SERIES FUND II
                       STATEMENT OF ADDITIONAL INFORMATION
                               [__________, 2003]


This Statement of Additional Information ("SAI") is not a prospectus. This SAI relates to the prospectuses of Metropolitan Series Fund II (the "Fund") dated
[        ], 2003, as any prospectus may be supplemented or amended from time to time (the "Prospectus"), and should only be read, with respect to a Portfolio, along with the Prospectus for that Portfolio. A copy of the Prospectus may be obtained from Metropolitan Series Fund II, c/o Metropolitan Life Insurance Company, Attn: Annuity Fulfillment Unit - MSF, 1600 Division Road, West Warwick, Rhode Island 02893 or by calling (800) 638-7732.

                             SUBJECT TO COMPLETION

Information contained herein is subject to completion or amendment. A Registration Statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the Registration Statement becomes effective. This Statement of Additional Information shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

General........................................................................3

Investment Objectives and Policies.............................................3

Investment Restrictions........................................................5

Investment Practices...........................................................5

Determination of Net Asset Values.............................................25

Fund Performance..............................................................26

Expenses......................................................................27

Trustees and Officers.........................................................27

Advisory Arrangements.........................................................29

Distribution Agreements.......................................................32

Other Services................................................................32

Portfolio Transactions and Brokerage..........................................32

Code of Ethics................................................................34

Description of the Fund.......................................................34

Taxes.........................................................................35

Transfer Agent................................................................37

Financial Statements..........................................................37

Index Sponsors................................................................37

Appendix A-1 (Description of Bond Ratings)....................................38

Appendix A-2 (Description of Commercial Paper Ratings)........................41

Appendix B....................................................................42

                                     GENERAL

          Defined terms used in this SAI, but not defined herein, are used as they are defined in the Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

          The investment objectives and principal investment strategies of the Lehman Brothers Aggregate Bond Index Portfolio II and MetLife Stock Index Portfolio II (collectively the "Portfolios" and individually a "Portfolio") of the Fund are set forth in the Prospectus. There can be no assurance that a Portfolio will achieve its investment objective. For more information about the investment policies of each Portfolio, see below under "Investment Restrictions" and "Investment Practices" and the Prospectus. Except as otherwise indicated, each Portfolio's investment objective and policies set forth in the Prospectus and this SAI are not fundamental and may be changed without shareholder approval. For purposes of a Portfolio's policy to invest at least 80% of its net assets in certain investments, net assets include the amount of any borrowings for investment purposes.

          The terms "shareholder approval" and "approval of a majority of the outstanding voting securities," as used in the Prospectus and this SAI, mean, with respect to a class of a Portfolio, approval by the lesser of (i) 67% of the shares of a class of the Portfolio represented at a meeting at which more than 50% of the outstanding shares of such class are represented or (ii) more than 50% of the outstanding shares of such class.

                             INVESTMENT RESTRICTIONS

          The following is a description of fundamental and non-fundamental restrictions on the investments to be made by the Portfolios. Fundamental restrictions may not be changed without the approval of a majority of the outstanding voting securities of the relevant Portfolio. Non-fundamental restrictions may be changed without such vote. Percentage tests regarding any investment restriction apply only at the time that a Portfolio is making that investment. A policy is fundamental only if the Prospectus or this SAI states that it is fundamental or that it may be changed only by shareholder vote.

Fundamental Investment Restrictions
-----------------------------------

          Each of Lehman Brothers Aggregate Bond Index Portfolio II (the "Bond Index Portfolio") and MetLife Stock Index Portfolio II (the "Stock Index Portfolio") may not:

     1. (a) Borrow money to purchase securities or purchase securities on margin; (b) borrow money more than 5% of total assets for extraordinary or emergency purposes (e.g., to honor redemption requests which might otherwise require the sale of securities at an inopportune time); or (c) borrow in the form of short-term credits necessary to clear Portfolio transactions or to enter into reverse repurchase agreements with banks, together with amounts borrowed for extraordinary or emergency purposes, more than 1/3 of the amount by which total assets exceed total liabilities (excluding the liabilities represented by such obligations).

     2. Engage in the underwriting of securities of other issuers except to the extent that in selling portfolio securities it may be deemed to be a "statutory" underwriter for purposes of the Securities Act of 1933.

     3.   Issue senior securities.

     4.   Sell call options which are not covered options.

     5. Make loans but this shall not prohibit a Portfolio from entering into repurchase agreements or purchasing bonds, notes, debentures or other obligations of a character customarily purchased by institutional or individual investors.

     6. Invest more than 10% of total assets (including REITs) in real estate interests, including real estate mortgage loans, provided that the limit shall not restrict investments in exchange-traded real estate investment trusts and shares of other real estate companies.

     7. Invest more than 25% of total assets in securities issued by companies primarily engaged in any one industry; provided that: (a) utilities will be considered separate industries according to type of service;
          (b) oil and oil related companies will be considered separate industries according to type (e.g., domestic crude oil and gas producers, domestic integrated oil companies, international oil companies, and oil service companies will each be deemed a separate industry); and (c) savings, loan associations, and finance companies will be considered separate industries. For these purposes, money market instruments issued by a foreign branch of a domestic bank will not be deemed to be an investment in a domestic bank. The Fund will disclose when more than 25% of these above-mentioned Portfolios' total assets are invested in four oil related industries.

          With respect to the Portfolios, if the Prospectus or this SAI specifically states that a Portfolio may engage in practices that would otherwise violate a fundamental policy, such exception is also part of such Portfolio's fundamental policies. (On the other hand, any policy set forth in the Prospectus or in the "Investment Objectives and Policies" section of this SAI for the Portfolios that is more restrictive than any fundamental policy on the same subject may be changed without any shareholder vote.)

The following sets out additional fundamental policies and restrictions for the
Portfolios:

Bond Index Portfolio
--------------------

As a fundamental policy, the Portfolio may not:

     a.   Lend portfolio securities in excess of 33 1/3% of total assets.

     b. Invest in commodities or commodity contracts; provided that the Portfolio may (i) as a non-fundamental investment policy, purchase and sell futures contracts (on recognized futures exchanges) on debt securities and indices of debt securities as a hedge against or to minimize adverse principal fluctuations resulting from anticipated interest rate changes or to adjust exposure to the bond market; and
          (ii) sell covered call options on and purchase put and call options contracts on futures contracts (on recognized futures exchanges) of the type and for the same reasons the Portfolio is permitted to enter futures contracts (other than the requirement that the Portfolio be permitted to enter into futures contracts, this policy in (ii) is non-fundamental). The policies in (i) and (ii) above are permitted only if either (a) the sum of the initial margin for futures and options sold on futures, plus premiums paid for unexpired options on futures, does not exceed 5% of total assets or (b) the aggregate notional value of positions in futures and options on futures does not exceed the liquidation value of the Portfolio's assets (excluding "in the money" and "bona fide hedging" as defined by the Commodity Futures Trading Commission). The Portfolio's policy to not purchase and sell futures contracts (on recognized futures exchanges) on equity securities or stock indices as a hedge or to enhance return is a non-fundamental policy.

     c. Sell put options other than to close out option positions previously entered into.

     d. For purposes of the application of the industry concentration fundamental investment restriction in 7 above to the Portfolio, companies engaged in the business of financing may be classified according to the industries of their parent or sponsor companies, or industries that otherwise most affect the financing companies.

Stock Index Portfolio
---------------------

As a fundamental policy, the Portfolio may not:

     a. Invest more than 10% of total assets in foreign securities (including investments through European Depository Receipts ("EDRs") and International Depository Receipts ("IDRs"), but excluding investments through American Depository Receipts ("ADRs")) except 25% of total assets may be invested in securities issued, assumed, or guaranteed by foreign governments or their political subdivisions or instrumentalities; assumed or guaranteed by domestic issuers; or issued, assumed, or guaranteed by foreign issuers with a class of securities listed on NYSE.

     b.   Lend portfolio securities in excess of 20% of total assets.

     c. Invest in commodities or commodity contracts; provided that the Portfolio may (i) as a non-fundamental investment policy, purchase and sell futures contracts (on recognized futures exchanges) on debt securities and indices of debt securities as a hedge against or to minimize adverse principal fluctuations resulting from anticipated interest rate changes or to adjust exposure to the bond market; (ii) purchase and sell futures contracts (on recognized futures exchanges) on equity securities or stock indices as a hedge or to enhance return (the recognized exchange requirement is a non-fundamental policy); and
          (iii) sell covered call options on and purchase put and call options contracts on futures contracts (on recognized futures exchanges) of the type and for the same reasons the Portfolio is permitted to enter futures contracts (other than the requirement that the Portfolio be permitted to enter into futures contracts, this policy in (iii) is non-fundamental). The policies in (i) and (iii) above are permitted only if either (a) the sum of the initial margin for futures and options sold on futures, plus premiums paid for unexpired options on futures, does not exceed 5% of total assets or (b) the aggregate notional value of positions in futures and options on futures does not exceed the liquidation value of the Portfolio's assets (excluding "in the money" and "bona fide hedging" as defined by the Commodity Futures Trading Commission (the "CFTC")). The policies in (ii) above are permitted so long as the sum of the initial margin for futures and options sold on futures, plus premiums paid for unexpired options on futures does not exceed 5% of total assets (excluding "in the money" and "bona fide hedging" as defined by the CFTC).

     d. Sell put options other than to close out option positions previously entered into.

Non-Fundamental Investment Restrictions
---------------------------------------

For each of the Bond Index Portfolio and Stock Index Portfolio, the following non-fundamental policies are in addition to those described elsewhere in the Prospectus or this SAI:

     1. No Portfolio will acquire securities for the purpose of exercising control over the management of any company.

     2. At least 75% of a Portfolio's total assets must be: (a) securities of issuers in which the Portfolio has not invested more than 5% of its total assets, (b) voting securities of issuers as to which the Fund owns no more than 10% of such securities, and (c) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

     3.   No Portfolio may make any short sale.

     4. No Portfolio may participate on a joint or joint and several basis in any trading account in securities.

                              INVESTMENT PRACTICES

          The following information relates to some of the investment practices in which the Portfolios may engage. A Portfolio may be subject to specific limitations on these investment practices, as stated above under "Investment Objectives and Policies" or "Investment Restrictions" or in the Prospectus. The information below does not describe every type of investment, technique or risk to which a Portfolio may be exposed. Each Portfolio reserves the right, without notice, to make any investment, or use any investment technique, except to the extent that such activity would require a shareholder vote, as discussed above under "Investment Restrictions."

Equity Securities - The Stock Index Portfolio may invest in equity securities. Equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in a Portfolio may sometimes decrease instead of increase. Investments in companies with relatively small capitalization may involve greater risk than is usually associated with more established companies. These companies often have sales and earnings growth rates which exceed those of companies with larger capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalization often have limited product lines, markets or financial resources and they may be dependent upon a relatively small management group. The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or the market averages in general. The net asset value of a Portfolio that invests in companies with smaller capitalization, therefore, may fluctuate more widely than market averages.

Convertible Securities - The Portfolios may invest in convertible securities, including corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. The value of convertible securities that pay dividends or interest, like the value of other fixed-income securities, generally fluctuates inversely with changes in interest rates. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities for which they are exercisable, but only the right to buy such securities at a particular price.

Fixed-Income Securities - The Portfolios may invest in fixed-income securities. Fixed-income securities include a broad array of short, medium and long term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate issuers of various types. Some fixed-income securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer's obligation. Fixed-income securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the security, as well as the obligation to repay the principal amount of the security at maturity.

          Fixed-income securities involve both credit risk and market risk. Credit risk is the risk that the security's issuer will fail to fulfill its obligation to pay interest, dividends or principal on the security. Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors. Except to the extent values are affected by other factors such as developments relating to a specific issuer, generally the value of a fixed-income security can be expected to rise when interest rates decline and conversely, the value of such a security can be expected to fall when interest rates rise. Some fixed-income securities also involve prepayment or call risk. This is the risk that the issuer will repay a Portfolio the principal on the security before it is due, thus depriving the Portfolio of a favorable stream of future interest or dividend payments. In addition, many fixed-income securities contain call or buy-back features that permit their issuers to call or repurchase the securities from their holders. Such securities may present risks based on payment expectations. Although a Portfolio would typically receive a premium if an issuer were to redeem a security, if an issuer were to exercise a "call option" and redeem the security during times of declining interest rates, a Portfolio may realize a capital loss on its investment if the security was purchased at a premium and a Portfolio may be forced to replace the called security with a lower yielding security.

          Because interest rates vary, it is impossible to predict the income for any particular period of a Portfolio that invests in fixed-income securities. Fluctuations in the value of a Portfolio's investments in fixed-income securities will cause the net asset value of each class of a Portfolio to increase or decrease.

          Duration is a measure of the price volatility of a bond equal to the weighted average term to maturity of the bond's cash flows. The weights are the present values of each cash flow as a percentage of the present value of all cash flows. The greater the duration of a bond, the greater its percentage price volatility. Only a pure discount bond - that is, one with no coupon or sinking-fund payments - has a duration equal to the remaining maturity of the bond, because only in this case does the present value of the final redemption payment represent the entirety of the present value of the bond. For all other bonds, duration is less than maturity.

          The difference between duration and maturity depends on: (a) the size of the coupon, (b) whether or not there are to be sinking-fund payments, and (c) the yield-to-maturity represented by the bond's current market value. The higher the coupon the shorter the duration. This is because the final redemption payment accounts for a smaller percentage of the bond's current value. The higher the yield the shorter the duration. This is because the present values of the distant payments become less important relative to the present values of the nearer payments. A typical sinking fund reduces duration by about 1.5 years. For bonds of less than five years to maturity, duration expands rapidly as maturity expands. From 5 to 15 years remaining maturity, duration continues to expand as maturity lengthens, but at a considerably slower rate. Beyond 15 years' maturity, increments to duration are quite small, and only a bond with very low (or no) coupon would have a duration of more than 15 years.

          There is a close relationship between duration and the price sensitivity of a bond to changes in interest rates. The relationship is approximately as follows:

          Percent change in bond price = - (Duration x Absolute change in yield).

          For example, a bond with 10 years' duration will decline (or rise) in price by approximately 5 percent when yield increases (or decreases) by one half percent. Similarly, a yield increase of 2 percent will produce a price decline of about 24 percent for a bond with 12 years' duration; but the same 2 percent yield increase will produce a price decline of only some 10 percent for a bond with five-years' duration. This same relationship holds true for the duration and price of the entire portfolio of a Portfolio.

Money Market Instruments - Obligations of foreign branches of U.S. banks and other foreign securities are subject to risks of foreign political, economic and legal developments, which include foreign governmental restrictions adversely affecting payment of principal and interest on the obligations, foreign withholding and other taxes on interest income, and difficulties in obtaining and enforcing a judgment against a foreign branch of a domestic bank. With respect to bank obligations, different risks may result from the fact that foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks. For instance, such branches may not be subject to the types of requirements imposed on domestic banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information. Obligations of such branches will be purchased by the Portfolio only when the Portfolio's adviser or subadviser believes the risks are minimal.

          The following constitutes a description of the money market instruments which may be purchased by each Portfolio, some of which may only invest for temporary defensive purposes.

          U.S. Government Securities - are bills, certificates of indebtedness, notes and bonds issued by agencies, authorities and instrumentalities of the U.S. Government. Some obligations, such as those issued by the U.S. Treasury, the Government National Mortgage Association, the Farmers' Home Administration and the Small Business Administration, are backed by the full faith and credit of the U.S. Treasury. Other obligations are backed by the right of the issuer to borrow from the U.S. Treasury or by the credit of the agency, authority or instrumentality itself. Such obligations include, but are not limited to, obligations issued by the Tennessee Valley Authority, the Bank for Cooperatives, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks and the Federal National Mortgage Association.

          Certificates of Deposit - are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return and are normally negotiable.

          Bankers' Acceptances - are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

          Eurodollar Obligations - are obligations of foreign branches of U.S. banks.

          Commercial Paper - refers to promissory notes issued by corporations in order to finance their short-term credit needs. Commercial paper may also be backed by segregated assets. See "Asset-backed securities" below. For a description of commercial paper ratings see Appendix A-2.

U.S. Government Securities - The Portfolios may invest in some or all of the following U.S. Government securities, as well as in other types of securities issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities:

          U.S. Treasury Bills - Direct obligations of the United States Treasury which are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the United States Government.

          U.S. Treasury Notes and Bonds - Direct obligations of the United States Treasury issued in maturities that vary between one and 40 years, with interest normally payable every six months. These obligations are backed by the full faith and credit of the United States Government.

          "Ginnie Maes" - Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as the Fund, which reinvests any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.

          "Fannie Maes" - The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

          "Freddie Macs" - The Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the United States Government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the United States Government.

          U.S. Government securities often do not involve the same credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government securities are generally lower than the yields available from corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the net asset value of a Portfolio. Since the magnitude of these fluctuations will generally be greater at times when the Portfolio's average maturity is longer, under certain market conditions, a Portfolio may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities.

Mortgage-Related Securities - The Bond Index Portfolio may invest in the following types of mortgage-related securities:

          Privately Issued Mortgage Securities - These privately-issued pass through securities provide for the monthly principal and interest payments made by individual borrowers to pass through to investors on a corporate basis, and in privately issued collateralized mortgage obligations ("CMOs"; see the general description below). Privately-issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including mortgage bankers, commercial banks, investment banks, savings and loan associations and special purpose subsidiaries of the foregoing. Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of GNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. For a description of the types of credit enhancements that may accompany privately-issued mortgage securities, see "Types of Credit Support" below. A Portfolio will not limit its investments to asset-backed securities with credit enhancements.

          Adjustable Rate Mortgage Securities - An Adjustable Rate Mortgage Securities ("ARM"), like a traditional mortgage security, is an interest in a pool of mortgage loans that provides investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. Unlike fixed rate mortgage securities, ARMs are collateralized by or represent interests in mortgage loans with variable rates of interest. These interest rates are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. Because of the resetting of interest rates, ARMs are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.

          Collateralized Mortgage Obligations - A Collateralized Mortgage Obligation ("CMO") is a debt security collateralized by a portfolio of mortgages or mortgage securities held under a trust indenture. In some cases, the underlying mortgages or mortgage securities are issued or guaranteed by the U.S. Government or an agency or instrumentality thereof, but the obligations purchased by a Portfolio will in many cases not be so issued or guaranteed. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. The early retirement of a particular class or series of CMO held by a Portfolio would have the same effect as the prepayment of mortgages underlying a mortgage pass-through security.

Stripped Mortgage Securities - The Bond Index Portfolio may invest in stripped mortgage securities, which are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities in which the Portfolio invests. Stripped mortgage securities may not be as liquid as other securities in which the Portfolio may invest.

          Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield-to-maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Portfolio's yield-to-maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in a top rating category.

          As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of other mortgage securities, like other debt instruments, will tend to move in the opposite direction of interest rates. Accordingly, investing in IOs, in conjunction with the other mortgage securities described herein, may reduce fluctuations in the net asset value of a Portfolio.

          In addition to the stripped mortgage securities described above, the Portfolios listed above may invest in similar securities such as "Super POs," "Levered IOs" and "IOettes," all of which are more volatile than conventional POs or IOs. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. The Portfolio may also invest in other similar instruments developed in the future that are deemed consistent with the investment objectives, policies and restrictions of the Portfolio.

          Under the Internal Revenue Code, POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the portfolio.

Asset-Backed Securities - The Bond Index Portfolio may invest in asset-backed securities. As with mortgage securities, asset-backed securities are often backed by a pool of assets representing the obligation of a number of different parties and use similar credit enhancement techniques. For a description of the types of credit enhancement that may accompany privately-issued mortgage securities, see "Types of Credit Support" below. A Portfolio will not limit its investments to asset-backed securities with credit enhancements. Although asset-backed securities are not generally traded on a national securities exchange, many such securities are widely traded by brokers and dealers, and in such cases will not be deemed by that Portfolio's subadviser to be illiquid securities for the purposes of the investment policy that limits a Portfolio's investments in illiquid securities.

          Types of Credit Support - Mortgage securities and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failure by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A Portfolio will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

          The ratings of mortgage securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

          Examples of credit support arising out of the structure of the transaction include "senior subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal and interest, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.

Zero Coupon Securities - The Bond Index Portfolio may invest in zero coupon securities. Zero coupon securities involve special risk considerations. Zero coupon securities include debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. When such a zero coupon security is held to maturity, its entire return (other than the return of the principal upon maturity), consists of the amortization of discount and comes from the difference between its purchase price and its maturity value. The difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the return on their investment will be. Certain other zero coupon securities which also are sold at substantial discounts from their maturity value, provide for the commencement of regular interest payments at a deferred date.

          Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The values of zero coupon securities appreciate more during periods of declining interest rates and depreciates more during periods of rising interest rates. Zero coupon securities may be issued by a wide variety of corporate and governmental issuers. Although zero coupon securities are generally not traded on a national securities exchange, many such securities are widely traded by brokers and dealers and, if so, will not be considered illiquid.

          Current federal income tax law requires the holder of a zero coupon security (as well as the holders of other securities, such as Brady Bonds, which may be acquired at a discount) to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income and excise taxes, the Portfolio may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

Lower Rated Fixed-Income Securities (High Yield Debt) - The Bond Index Portfolio may invest in high yield debt. Fixed-income securities rated below "investment grade" (i.e., rated below one of the top four ratings from Moody's or Standard & Poor's or any other nationally recognized rating agency; or, if the securities are unrated, judged by the subadviser to be of similar quality) are considered high yield, high risk securities and are commonly known as "high yield debt" or "junk bonds". Lower quality fixed-income securities generally provide higher yields, but are subject to greater credit and market risk than higher quality fixed-income securities. Lower quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. The ability of a Portfolio investing in lower quality fixed-income securities to achieve its investment objective may be more dependent on the relevant adviser's or subadviser's own credit analysis than it would be for a Portfolio investing in higher quality bonds. The market for lower quality fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed-income securities. This lack of liquidity at certain times may affect the valuation of these securities and may make the valuation and sale of these securities more difficult. For more information, including a detailed description of the ratings assigned by S&P, Moody's and Duff & Phelps, please refer to "Appendix A-1-Description of Bond Ratings."

Foreign Securities - The Portfolios may invest in securities of issuers organized or headquartered outside the United States or primarily traded outside the United States ("foreign securities").

          Although investing in foreign securities may increase a Portfolio's diversification and reduce portfolio volatility, foreign securities may present risks not associated with investments in comparable securities of U.S. issuers. There may be less information publicly available about a foreign corporate or governmental issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than in the United States. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. A Portfolio's receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

          A Portfolio's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

          Since most foreign securities are denominated in foreign currencies or trade primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Portfolio investing in these securities may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Changes in the value relative to the U.S. dollar of a foreign currency in which a Portfolio's holdings are denominated will result in a change in the U.S. dollar value of the Portfolio's assets and the Portfolio's income available for distribution.

          In addition, although part of a Portfolio's income may be received or realized in foreign currencies, the Portfolio will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after a Portfolio's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of the dividend, the Portfolio could be required to liquidate portfolio securities to pay the dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time a Portfolio accrues expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

          The Portfolios may also purchase shares of investment companies investing primarily in foreign securities, including shares of funds that invest primarily in securities of issuers located in one foreign country or region. Each Portfolio may, subject to the limitations stated above, invest in World Equity Benchmark Shares ("WEBS") and similar securities that invest in securities included in foreign securities indices. See "Investment Practices - Foreign Equity Depositary Receipts."

High Yield/High Risk Foreign Sovereign Debt Securities - The Bond Index Portfolio may invest in these bonds, which are typically issued by developing or emerging market countries. Such countries' ability to pay principal and interest may be adversely affected by many factors, including high rates of inflation, high interest rates, currency exchange rate fluctuations or difficulties, political uncertainty or instability, the country's cash flow position, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, the policy of the International Monetary Fund (the "IMF"), the World Bank and other international agencies, the obligor's balance of payments, including export performance, its access to international credit and investments, fluctuations in the international prices of commodities which it imports or exports and the extent of its foreign reserves and access to foreign exchange. Currency devaluations may also adversely affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

          If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these entities to make such disbursements may be conditioned on the government's implementation of economic reforms or other requirements. Failure to meet such conditions may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts.

          A Portfolio may invest in the sovereign debt of foreign countries which have issued or have announced plans to issue Brady Bonds, and expect that a substantial portion of their investments in sovereign debt securities will consist of Brady Bonds.

Brady Bonds - The Bond Index Portfolio may invest in Brady Bonds, which are debt securities issued under the framework of the Brady Plan, an initiative announced by then U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the IMF. The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly issued bonds (Brady Bonds). Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's economic growth and development. Investors should recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors.

          Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, a Portfolio will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Brady Bonds issued to date have traded at a deep discount from their face value. Certain Brady Bonds have been collateralized as to principal due at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. A Portfolio may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds. Brady

Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transnational securities depositories.

          In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. In light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

          Sovereign obligors in developing and emerging market countries have in the past experienced substantial difficulties in servicing their external debt obligations, which has led to defaults on certain obligations and the restructuring of certain indebtedness including among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds and obtaining new credit to finance interest payments. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which a Portfolio may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Portfolio's holdings. Brady Bonds involving an emerging market country are included in any Portfolio's limitation on investments in emerging markets.

Foreign Equity Depositary Receipts - In addition to purchasing foreign securities directly, the Stock Index Portfolio may purchase Foreign Equity Depositary Receipts, which are instruments issued by a bank that represent an interest in equity securities held by arrangement with the bank. The Stock Index Portfolio may invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and International Depositary Receipts ("IDRs"). In addition, the Portfolios listed above may invest in American Depositary Receipts ("ADRs"), which represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are traded on domestic exchanges or in the U.S. over-the-counter market and, generally, are in registered form. EDRs, GDRs and IDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in the non-U.S. securities markets. EDRs, GDRs and IDRs are not necessarily quoted in the same currency as the underlying security.

          Foreign Equity Depositary Receipts can be either "sponsored" or "unsponsored." Sponsored Foreign Equity Depositary Receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored Foreign Equity Depositary Receipts are arranged without involvement by the issuer of the underlying equity securities. Less information about the issuer of the underlying equity securities may be available in the case of unsponsored Foreign Equity Depositary Receipts.

          To the extent a Portfolio acquires Foreign Equity Depositary Receipts through banks that do not have a contractual relationship with the foreign issuer of the security underlying the Foreign Equity Depositary Receipts to issue and service such Foreign Equity Depositary Receipts (unsponsored), there may be an increased possibility that such Portfolio would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Foreign Equity Depositary Receipts does not eliminate the risks inherent in investing in securities of non-U.S. issuers. The market value of Foreign Equity Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Foreign Equity Depositary Receipts and the underlying securities are quoted. However, by investing in Foreign Equity Depositary Receipts, such as ADRs, that are quoted in U.S. dollars, a Portfolio may avoid currency risks during the settlement period for purchases and sales.

Yankee Bonds - The Bond Index Portfolio may invest in Yankee bonds, which are bonds denominated in U.S. dollars and issued by foreign entities for sale in the United States. Yankee bonds are affected by interest rates in the U.S. and by the economic, political and other forces which impact the issuer locally.

Foreign Currency Transactions, including Forward Contracts, Futures and Options
- The Bond Index Portfolio may engage in foreign currency transactions to protect against a change in the foreign currency exchange rate between the date on which a Portfolio contracts to purchase or sell a security that settles in a foreign currency and the settlement date for the purchase or sale. In order to "lock in" the equivalent of a dividend or interest payment in another currency, the Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate. If conditions warrant, the Portfolio may also enter into contracts with banks or broker-dealers to purchase or sell foreign currencies at a future date ("forward contracts"). The Portfolio will maintain cash or other liquid assets in a segregated account with the custodian in an amount at least equal to
(i) the difference between the current value of the Portfolio's liquid holdings that settle in the relevant currency and the Portfolio's outstanding net obligations under currency forward contracts in that currency, or (ii) the current amount, if any, that would be required to be paid to enter into an offsetting forward currency contract which would have the effect of closing out the original forward contract.

          Subject to the investment policies described above in "Investment Objectives" and "Investment Restrictions" and in the Prospectus, the Portfolio may also purchase or sell foreign currency futures contracts traded on futures exchanges. Foreign currency futures contract transactions involve risks similar to those of other futures transactions. Certain Portfolios may also purchase options on foreign currencies. See "Purchasing and Selling Options on Securities," and "Purchasing and Selling Futures (and options thereon)" below. The Portfolio's use of such transactions may be limited by tax considerations.

Emerging Markets - The Portfolios may invest in the securities of issuers in emerging market countries (up to the limit of each Portfolio's ability to invest in foreign securities). Investing in securities of issuers in emerging market countries involves risks in addition to those discussed in the Prospectus under "Foreign Securities." Emerging market countries are generally located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. The Portfolio's purchase and sale of portfolio securities in certain emerging market countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of the Portfolio, the subadviser, its affiliates and their respective clients and other service providers. The Portfolios may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

          Foreign investment in the securities markets of certain emerging market countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain Asian countries require governmental approval prior to investments by foreign countries or limit investment by foreign countries to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by the Portfolios. The repatriation of both investment income and capital from certain emerging market countries is subject to restrictions such as the need for governmental consents. Due to restrictions on direct investment in equity securities in certain Asian countries, such as Taiwan, it is anticipated that the Portfolio may invest in such countries only through other investment funds in such countries. See "Investment Company Securities" below.

Obligations of Supranational Agencies - The Bond Index Portfolio may invest in obligations issued by supranational agencies such as the International Bank for Reconstruction and Development (commonly known as the World Bank) which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions. Debt obligations of supranational agencies are not considered U.S. Government securities and are not supported, directly or indirectly, by the U.S. Government.

Illiquid Securities - Each Portfolio may invest up to 15% of its net assets in "illiquid securities," that is, securities which in the opinion of the subadviser may not be resalable at the price at which the Portfolio is valuing the security, within seven days, except as qualified below. Illiquid securities include securities whose disposition is restricted by federal securities laws (other than Rule 144A securities deemed liquid by the Portfolio's subadviser) and certificates of deposit and repurchase agreements of more than seven days duration or any time deposit with a withdrawal penalty. If through the appreciation of illiquid securities or the depreciation of liquid securities, a Portfolio is in a position where more than 15% of the value of its net assets are invested in illiquid assets, the Portfolio is not required to immediately sell any illiquid securities if to do so would not be in the best interest of the Portfolio's shareholders.

Rule 144A Securities - The Portfolios may purchase Rule 144A securities. These are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless the Portfolio's subadviser has determined, under guidelines established by the Fund's Board of Trustees, that the particular issue of Rule 144A securities is liquid.

Real Estate Investment Trusts ("REITs") - The Portfolios may invest in REITs, which are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Portfolios, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Internal Revenue Code. Each Portfolio will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Portfolio.

     Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Internal Revenue Code requires), and are subject to the risk of financing projects. REITs are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for the exemption from tax for distributed income under the Internal Revenue Code and failing to maintain their exemption from the 1940 Act. REITs, and mortgage REITs in particular, are also subject to interest rate risk.

Investment Company Securities - The Portfolios may invest in other investment companies to the extent permitted by the 1940 Act. Because of restrictions on direct investment by U.S. entities in certain countries, a Portfolio may choose to invest indirectly in such countries by purchasing shares of another investment company that is permitted to invest in such countries, which may be the most practical or efficient way for the Portfolio to invest in such countries. In other cases, where the Portfolio's subadviser desires to make only a relatively small investment in a particular country, investing through an investment company that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country. As an investor in another investment company, a Portfolio will bear its share of the expenses of that investment company. These expenses are in addition to the Portfolio's own costs of operations. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company's portfolio.

     Exchange Traded Funds (see below) are investment company securities; therefore, investments therein are subject to a Portfolio's limitation on investment in other investment companies.

Exchange Traded Funds - The Portfolios may invest in Exchange Traded Funds ("ETFs") subject to the restrictions on the percentage of such Portfolios' assets that may be represented by Investment Company Securities. ETFs are also referred to as Domestic Equity Depositary Receipts. ETFs are interests in a unit investment trust ("UIT") that holds a portfolio of securities that is intended to track the price and dividend performance of a particular index. Common examples of ETFs include S&P Depositary Receipts ("SPDRs"), DIAMONDs, iShares, HOLDRs, VIPERs and Nasdaq 100 Shares, which may be obtained from the UIT issuing the securities or purchased in the secondary market (each of these ETFs are listed on the American Stock Exchange).

     ETFs are issued in aggregations known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the relevant index (the "Target Index"), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the Target Index and the net asset value of a Portfolio Deposit.

     ETFs are not individually redeemable, except upon termination of the UIT that issued them. To redeem, a Portfolio must accumulate enough ETFs to reconstitute a Creation Unit. The liquidity of small holdings of ETFs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, a Portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

     The redemption price (and therefore the sale price) of ETFs is derived from and based upon the securities held by the UIT that issued them. Accordingly, the level of risk involved in the purchase or redemption or sale of an ETF is similar to the risk involved in the purchase or sale of traditional securities, with the exception that the price of ETFs is based on the value of a basket of stocks. The market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they trade (which may result in their trading at a discount or premium to their et asset value). ETFs may not replicate exactly the performance of their specified index because of transaction costs and because of the temporary unavailability of certain component securities of the index. Disruptions in the markets for the securities underlying ETFs purchased or sold by a Portfolio could result in losses on ETFs.

Repurchase Agreements - The Portfolios may enter into these agreements by which a Portfolio purchases a security (usually a U.S. Government Security) and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date. Each Portfolio, through the custodian or subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one day duration and 102% on all other repurchase agreements. The Portfolios' subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price.

     The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Portfolio the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security, or the seller may enter insolvency, thereby delaying or limiting realization of collateral. In such event, the Portfolio may be able to exercise rights with respect to the underlying security, including possible disposition of the security in the market. However, the Portfolio may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) inability to enforce rights and the expenses involved in attempted enforcement.

Reverse Repurchase Agreements and Dollar Rolls - The Portfolios may enter into reverse repurchase agreements and dollar rolls with qualified institutions to seek to enhance returns. Information about specific limitations on reverse repurchase agreements applicable to the Portfolios is set out above under "Investment Objectives and Policies" and "Investment Restrictions".

     Reverse repurchase agreements involve sales by a Portfolio of portfolio assets concurrently with an agreement by that Portfolio to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Portfolio continues to receive principal and interest payments on these securities.

     A Portfolio may enter into dollar rolls in which it sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

     The Portfolio will establish a segregated account with its custodian in which it will maintain high quality liquid assets equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by the Portfolio may decline below the price of the securities the Portfolio has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. Although reverse repurchase agreements and dollar rolls have certain characteristics similar to borrowings, these investment techniques are not considered borrowings by the Portfolio for purposes of determining the limitations on each Portfolio's borrowings described under the heading "Investment Restrictions".

Purchasing and Selling Options on Securities - The Portfolios may purchase and sell options on a security, which entitles the holder to receive (in the case of a call option) or to sell (in the case of a put option) a particular security at a specified exercise price. An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options on securities may be traded on or off a national securities exchange. For a discussion of additional risks related to futures and options, see the discussion below. Information about specific limitations on option transactions applicable to the Portfolios is set out above under "Investment Objectives and Policies" and "Investment Restrictions".

     Risks Related to Futures and Options - The purchase and sale of futures contracts, options on futures, and options on securities or indexes and options involve risks. One risk arises because of the imperfect correlation between movements in the price of futures contracts or options and movements in the price of the underlying securities or index. The Portfolio's use of futures contracts or options will not be fully effective unless the Portfolio can compensate for such imperfect correlation. There is no assurance that the Portfolio will be able to effect such compensation.

     The correlation between the price movement of a futures contract or option and the related security (or index) may be distorted due to differences in the nature of the markets. If the price of the futures contract or option moves more than the price of the security or index, the Portfolio would experience either a loss or a gain on the future or option that is not completely offset by movements in the price of the security or index. In an attempt to compensate for imperfect price movement correlations, a Portfolio may purchase or sell futures contracts or options in a greater amount than the related securities or index position if the volatility of the related securities or index is historically greater than the volatility of the futures contracts or options. Conversely, the Portfolio may purchase or sell fewer contracts or options if the volatility of the price of the securities or index is historically less than that of the contracts or options.

     There are many reasons why changes in the values of futures contracts or options may not correlate perfectly with changes in the value of the underlying security or index. For example, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. In addition, trading hours for index futures or options may not correspond perfectly to hours of trading on the exchange where the underlying securities trade. This may result in a disparity between the price of futures or options and the value of the underlying security or index due to the lack of continuous arbitrage between the futures or options price and the value of the underlying security or index. Hedging transactions using securities indices also involve the risk that movements in the price of the index may not correlate with price movements of the particular portfolio securities being hedged (since a Portfolio will typically not own all of the securities included in a particular index).

     Price movement correlation also may be distorted by the limited liquidity of certain futures or options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in futures contracts or options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instance, futures and options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market generally enhances its liquidity. Nonetheless, speculative trading spreads between futures markets may create temporary price distortions unrelated to the market in the underlying securities.

     Positions in futures contracts and related options are established or closed out only on an exchange or board of trade regulated by the Commodity Futures Trading Commission ("CFTC"). There is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract or at any particular time. The liquidity of markets in futures contracts may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures price during a single trading day. Once the daily limit has been reached in a contract, no trades may be entered into at a price beyond the limit, which may prevent the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin. However, if futures or options are used to hedge portfolio securities, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract.

     An exchange-traded option may be closed out only on a national securities or commodities exchange which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that the Portfolio would have to exercise the option in order to realize any profit. If the Portfolio that has written an option is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume and (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     Because the specific procedures for trading foreign futures and options on futures exchanges are still evolving, additional or different margin requirements as well as settlement procedures may be applicable to foreign futures and options at the time the Portfolio purchases foreign futures or options.

     The successful use of transactions in futures and options depends in part on the ability of the Portfolio to forecast correctly the direction and extent of interest rate or securities price movements within a given time frame. To the extent interest rates or securities prices move in a direction opposite to that anticipated, a Portfolio may realize a loss that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates or securities prices move during the period that the Portfolio holds futures or options positions, the Portfolio will pay the cost of taking those positions (i.e., brokerage costs). As a result, the Portfolio's total return for such period may be less than if it had not engaged in the futures or option transaction.

     Future Developments - The above discussion relates to the Portfolio's proposed use of futures contracts, options and options on futures contracts and swap transactions currently available. The relevant markets and related regulations are constantly evolving. In the event of future regulatory or market developments, the Portfolio may also use additional types of futures contracts or options and other similar or related investment techniques.

     Writing Covered Options - The Portfolios may write covered call or put options. A call option on a futures contract written by a Portfolio is considered by the Portfolio to be covered if the Portfolio owns the security subject to the underlying futures contract or other securities whose values are expected to move in tandem with the values of the securities subject to such futures contract, based on historical price movement volatility relationships. A call option on a security written by a Portfolio is considered to be covered if the Portfolio owns a security deliverable under the option. A written call option is also covered if the Portfolio holds a call on the same futures contract or security as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in liquid assets in a segregated account with its custodian.

     A put option on a futures contract written by a Portfolio, or a put option on a security written by a Portfolio, is covered if the Portfolio maintains cash, or other liquid assets with a value equal to the exercise price in a segregated account with the Portfolio's custodian, or else holds a put on the same futures contract (or security, as the case may be) as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

     If the writer of an option wishes to terminate its position, it may effect a closing purchase transaction by buying an option identical to the option previously written. The effect of the purchase is that the writer's position will be canceled. Likewise, the holder of an option may liquidate its position by selling an option identical to the option previously purchased.

     Closing a written call option will permit the Portfolio to write another call option on the portfolio securities used to cover the closed call option. Closing a written put option will permit the Portfolio to write another put option secured by the segregated cash or other liquid assets used to secure the closed put option. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any futures contract or securities subject to the option to be used for other Portfolio investments. If a Portfolio desires to sell particular securities covering a written call option position, it will close out its position or will designate from its portfolio comparable securities to cover the option prior to or concurrent with the sale of the covering securities.

     The Portfolio will realize a profit from closing out an option if the price of the offsetting position is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Portfolio will realize a loss from closing out an option transaction if the price of the offsetting option position is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the covering securities, any loss resulting from the closing of a written call option position is expected to be offset in whole or in part by appreciation of such covering securities.

     Since premiums on options having an exercise price close to the value of the underlying securities or futures contracts usually have a time value component (i.e., a value that diminishes as the time within which the option can be exercised grows shorter) an option writer may profit from the lapse of time even though the value of the futures contract (or security in some cases) underlying the option (and of the security deliverable under the futures contract) has not changed. Consequently, profit from option writing may or may not be offset by a decline in the value of securities covering the option. If the profit is not entirely offset, the Portfolio will have a net gain from the options transaction, and the Portfolio's total return will be enhanced. Likewise, the profit or loss from writing put options may or may not be offset in whole or in part by changes in the market value of securities acquired by the Portfolio when the put options are closed.

     Over-the-Counter Options - An over-the-counter option (an option not traded on a national securities exchange) may be closed out only with the other party to the original option transaction. While a Portfolio will seek to enter into over-the-counter options only with dealers who agree to and are expected to be capable of entering into closing transactions with the Portfolio, there can be no assurance that the Portfolio will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, the Portfolio might have to exercise an over-the-counter option it holds in order to realize any profit thereon and thereby would incur transactions costs on the purchase or sale of the underlying assets. If the Portfolio cannot close out a covered call option written by it, it will not be able to sell the underlying security until the option expires or is exercised. Furthermore, over-the-counter options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations.

     The staff of the SEC has taken the position that over-the-counter options on U.S. Government securities and the assets used as cover for written over-the-counter options on U.S. Government securities should generally be treated as illiquid securities. However, if a dealer recognized by the Federal Reserve Bank of New York as a "primary dealer" in U.S. Government securities is the other party to an option contract written by a mutual fund such as a Portfolio, and such Portfolio has the absolute right to repurchase the option from the dealer at a formula price established in a contract with the dealer, the SEC staff has agreed that the Portfolio only needs to treat as illiquid that amount of the "cover" assets equal to the amount by which (i) the formula price exceeds (ii) any amount by which the market value of the securities subject to the options exceeds the exercise price of the option (the amount by which the option is "in-the-money").

Purchasing and Selling Futures (and options thereon) - The Portfolios may purchase and sell futures and options on futures. Information about specific limitations on futures and options on futures applicable to the Portfolios is set out above under "Investment Objectives and Policies" and "Investment Restrictions".

     Futures Contracts - A futures contract is an agreement between two parties to buy and sell a commodity or financial instrument (e.g., an interest-bearing security, a currency or, in the case of futures contracts on the S&P 500 Index, the value of the basket of securities comprising the Index) for a specified price on a specified future date. In the case of futures on an index, the seller and buyer agree to settle in cash, at a future date, based on the difference in value of the contract between the date it is opened and the settlement date. The value of each contract is equal to the value of the index from time to time multiplied by a specified dollar amount. For example, long-term municipal bond index futures trade in contracts equal to $1000 multiplied by the Bond Buyer Municipal Bond Index.

     When a trader, such as a Portfolio, enters into a futures contract, it is required to deposit with (or for the benefit of) its broker, as "initial margin," an amount of cash or short-term high-quality securities (such as U.S. Treasury Bills) equal to approximately 2% to 20% of the delivery or settlement price of the contract (depending on applicable exchange rules). Initial margin is held to secure the performance of the holder of the futures contract. As the value of the contract changes, the value of futures contract positions increases or declines. At the end of each trading day, the amount of such increase or decline is received or paid respectively by and to the holders of these positions. The amount received or paid is known as "variation margin" or "maintenance margin." A Portfolio with a long position in a futures contract will establish a segregated account with the Portfolio's custodian containing liquid assets equal to the purchase price of the contract (less any margin on deposit). For short positions in futures contracts, a Portfolio will establish a segregated account with the custodian with liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments or currency underlying the futures contracts.

     Although futures contracts by their terms may require actual delivery and acceptance of securities, in most cases the contracts are closed out before settlement. Closing out a futures sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and with the same delivery date. Similarly, the closing out of a futures purchase is effected by the purchaser selling an offsetting futures contract.

     Gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions.

     Options on Futures - An option on a futures contract obligates the writer, in return for the premium received, to assume a position in a futures contract (a short position if the option is a call and a long position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option generally will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying contract, the remaining term of the option, supply and demand and interest rates. Options on futures contracts traded in the United States may only be traded on a United States board of trade licensed by the CFTC.

     The Fund, on behalf of each of the Portfolios, has notified the CFTC, pursuant to Rule 4.5 under the Commodity Exchange Act, that it desires to claim exclusion from the definition of the term "Commodity Pool Operator". In connection with such exclusion, the Fund has represented, on behalf of each Portfolio, that the Fund will operate the Portfolio in a manner such that the
Portfolio:

     (i) Will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of CFTC Rule 1.3(z)(1); provided, however, that, in addition, with respect to positions in commodity futures or commodity option contracts which do not come within the meaning and intent of Rule 1.3(z)(1), the Portfolio may enter into commodity futures and commodity options contracts for which the aggregate initial margin and premiums required to establish such positions will not exceed 5 percent of the liquidation value of the Portfolio's assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; provided, further, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount as defined in CFTC Rule 190.01(x) may be excluded in computing such 5%;

     (ii) Will not be, and has not been, marketing participation to the public as or in a commodity pool or otherwise as or in a vehicle for trading in the commodity futures or commodity options markets;

     (iii) Will disclose in writing to each prospective participant the purpose of and the limitations on the scope of the commodity futures and commodity options trading in which the Portfolio intends to engage; and

     (iv) Will submit to such special calls as the CFTC may make to require the Fund on behalf of the Portfolio to demonstrate compliance with the provisions of Rule 4.5(c) under the Commodity Exchange Act.

     If Rule 4.5 under the Commodity Exchange Act is amended to provide for an alternative to the 5 percent test described in (i) above, a Portfolio will operate in accordance with either the 5 percent test or the alternative test, except as provided in such Portfolio's fundamental investment policies. For a discussion of additional risks related to futures and options, see the discussion below.

Eurodollar Futures and Options - The Portfolios may make investments in Eurodollar instruments, which are typically dollar-denominated futures contracts or options on those contracts that are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Loan Participations and Assignments - The Bond Index Portfolio may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign sovereign entity and one or more financial institutions ("Lenders"). The Portfolio may invest in such Loans in the form of participations in Loans ("Participations") and assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically will result in the Portfolios having a contractual relationship only with the Lender, not with the borrower. The Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Portfolio may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Portfolio will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. When a Portfolio purchases Assignments from Lenders, the Portfolio will acquire direct rights against the borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender.

     The Portfolio may have difficulty disposing of Assignments and Participations. Because the market for such instruments is not highly liquid, the Portfolio anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Portfolio's ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The Portfolio currently intends to treat all investments in Participations and Assignments as illiquid.

Swaps, Caps, Floors, Collars, Etc. - The Portfolios may enter into interest rate, currency and index swaps, the purchase or sale of related caps, floors and collars and other derivatives. A Portfolio will enter into these transactions primarily to seek to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a portfolio anticipates purchasing at a later date. A Portfolio will not sell interest rate caps or floors if it does not own securities or other instruments providing the income the portfolio may be obligated to pay. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). The purchase of an interest rate cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments of interest on a notional principal amount from the party selling the interest rate floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values. A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the values of the reference currencies.

     A Portfolio will usually enter into interest rate swaps on a net basis, that is, two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the portfolio receiving or paying, as the case may be, only the net amount of the two payments. To the extent that a Portfolio maintains in a segregated account with its custodian liquid assets sufficient to meet its obligations under swaps, caps, floors, collars and other similar derivatives (see below) these investments will not constitute senior securities under the 1940 Act, as amended, and, thus, will not be treated as being subject to the Portfolio's borrowing restrictions. A Portfolio will not enter into any swap, cap, floor, collar or other derivative transaction unless the counterparty is deemed creditworthy by the Portfolio's subadviser. If a counterparty defaults, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. Caps, floors and collars may not be as liquid as swaps.

     The liquidity of such agreements will be determined by a Portfolio's subadviser based on various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset a portfolio's rights and obligations relating to the investment). Such determination will govern whether a swap will be deemed to be within the restriction on investments in illiquid securities.

     Each Portfolio will maintain cash and appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a Portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Portfolio's accrued obligations under the swap agreement over the accrued amount the Portfolio is entitled to receive under the agreement. If a Portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Portfolio's accrued obligations under the agreement.

Inverse Floaters - The Bond Index Portfolio may invest in inverse floaters, which are derivative mortgage securities. Inverse floaters are structured as a class of security that receives distributions on a pool of mortgage assets and whose yields move in the opposite direction of short-term interest rates, sometimes at an accelerated rate. Inverse floaters may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Inverse floaters have greater volatility than other types of mortgage securities in which the Portfolio invests (with the exception of stripped mortgage securities). Inverse floaters may not be as liquid as other securities in which the Portfolio may invest.

Structured Notes - The Bond Index Portfolio may invest in a broad category of instruments known as "structured notes." These instruments are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies. Traditional debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors. For example, the issuer's obligations could be determined by reference to changes in the value of a commodity (such as gold or oil), a foreign currency, an index of securities (such as the S&P 500 Index) or an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer's obligations are determined by reference to changes over time in the difference (or "spread") between two or more external factors (such as the U.S. prime lending rate and the LIBOR). In some cases, the issuer's obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer's interest payment obligations are reduced). In some cases, the issuer's obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer's obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the U.S. Treasury bill rate does not exceed some specified maximum); but if the external factor or factors change by more than the specified amount, the issuer's obligations may be sharply increased or reduced.

     Structured notes can serve many different purposes in the management of the Portfolio. For example, they can be used to increase the Portfolio's exposure to changes in the value of assets that the Portfolio would not ordinarily purchase directly (such as gold or oil). They can also be used to hedge the risks associated with other investments the Portfolio hold. For example, if a structured note has an interest rate that fluctuates inversely with general changes in market interest rates, the value of the structured note would generally move in the opposite direction to the value of traditional debt obligations, thus moderating the effect of interest rate changes in the value of a Portfolio's portfolio as a whole.

     Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. The risk is in addition to the risk that the issuer's obligations (and thus the value of a Portfolio's investment) will be reduced because of changes in the external factor or factors to which the obligations are linked. The value of structured notes will in many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer's obligations are determined by reference to some multiple of the change in the external factor or factors. Many structured notes have limited or no liquidity, so that a Portfolio would be unable to dispose of the investment prior to maturity. As with all investments, successful use of structured notes depends in significant part on the accuracy of the subadviser's analysis of the issuer's creditworthiness and financial prospects, and of the subadviser's forecast as to changes in relevant economic and financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities (described above) apply.

Capital Securities - The Bond Index Portfolio may invest in capital securities, which are securities issued by a trust having as its only assets junior subordinated debentures of a corporation, typically a bank holding company. This structure provides tax advantages to a bank holding company while generally providing investors a higher yield than is offered by investing directly in a bank holding company's subordinated debt.

Payment-in-Kind Securities ("PIKs") - The Bond Index Portfolio may invest in PIKs, which are debt obligations which provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations which make regular payments of interest. A Portfolio will accrue income on such investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.

Warrants - The Portfolios may invest in warrants, which are securities that give a Portfolio the right to purchase equity securities from the issuer at a specific price (the "strike price") for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

Indexed Securities - The Portfolios may purchase securities with principal and/or interest payments whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The Portfolios may also purchase indexed deposits with similar characteristics. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other. Certain indexed securities may expose the Portfolio to the risk of loss of all or a portion of the principal amount of its investment and/or the interest that might otherwise have been earned on the amount invested.

     The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government-sponsored entities.

When-Issued Securities - The Portfolios may invest in when-issued securities. If the value of a "when-issued" security being purchased falls between the time a Portfolio commits to buy it and the payment date, the Portfolio may sustain a loss. The risk of this loss is in addition to the Portfolio's risk of loss on the securities actually in its portfolio at the time. In addition, when the Portfolio buys a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to the Portfolio may be lower than the yield available on other, comparable securities at the time of delivery or lost investment opportunity with respect to liquid assets in the event the counter-party defaults on its obligation to deliver the security on the settlement date. The Portfolio will maintain assets in a segregated account in an amount sufficient to satisfy its outstanding obligations to buy securities on a "when-issued" basis.

Forward Commitments - The Portfolios may purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary three-day settlement period. A Portfolio is required to hold and maintain in a segregated account with the custodian, until three-days prior to settlement date, cash or other liquid assets in amount sufficient to meet the purchase price. Alternatively, a Portfolio may enter into offsetting contracts for the forward sale of other securities it owns. The purchase of securities on a forward commitment basis involves risk of loss if the value of the security to be purchased declines prior to the settlement date or lost investment opportunity with respect to liquid assets in the event the counter-party defaults on its obligation to deliver the security on the settlement date. Although a Portfolio will generally purchase securities on a forward commitment basis with the intention of acquiring such securities for its portfolio, a Portfolio may dispose of forward commitments prior to settlement if the subadviser deems it appropriate to do so.

Hybrid Instruments - The Portfolios may invest in hybrid instruments (a type of potentially high-risk derivative). Hybrid instruments have recently been developed and combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. Generally, a hybrid instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively "Underlying Assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, hybrid instruments may take a variety of forms, including, but no limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity rates. Under certain conditions, the redemption value of such an instrument could be zero. Hybrid instruments can have volatile prices and limited liquidity and their use by a Portfolio may not be successful.

     Hybrid instruments may bear interest or pay preferred dividends and below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument in structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

     Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a United States dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, a Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and a Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

     Although the risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the hybrid instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future.

     Hybrid instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an over the counter market without the guarantee of a central clearing organization or in a transaction between the Portfolio and the issuer of the hybrid instrument, the creditworthiness of the counter party or issuer of the hybrid instrument would be an additional risk factor which the Portfolio would have to consider and monitor. Hybrid instruments also may not be the subject to regulation of the CFTC, which generally regulates the trading of commodity futures by persons in the United States, or any other governmental regulatory authority. The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the Portfolio.

Lending of Portfolio Securities - Each Portfolio may lend its portfolio securities to broker-dealers under contracts calling for cash collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Portfolio will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments, which may include shares of money market funds subject to any investment restriction described herein. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans may be called so that the securities may be voted by the Portfolio. A Portfolio pays various fees in connection with such loans, including shipping fees and reasonable custodian and placement fees.

     The Fund may pay reasonable finders, administrative and custodial fees to persons that are unaffiliated with the Fund for services in connection with loans of its portfolio securities. Payments received by a Portfolio equal to dividends, interest and other distributions on loaned securities may be treated as income other than qualified income for the 90% test discussed under "Taxes" below. The Fund intends to engage in securities lending only to the extent that it does not jeopardize its qualification as a regulated investment company under the Internal Revenue Code.

                        DETERMINATION OF NET ASSET VALUES

     The net asset value per share of each class of each Portfolio is determined as of the close of regular trading on the New York Stock Exchange on each day the New York Stock Exchange is open. The New York Stock Exchange is currently expected to be closed on weekend days and on the following holidays each year:
New Year's Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Because foreign exchanges are not always closed at the same time that the New York Stock Exchange is closed, the price of securities primarily traded on foreign exchanges may increase or decrease when the New York Stock Exchange is closed. Therefore, the net asset value of each class of a Portfolio that holds these securities may change on days when shareholders will not be able to purchase or redeem Fund shares.

     Expenses of each Portfolio are paid or accrued each day.

     Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services selected by the adviser or relevant subadviser pursuant to authorization of the Board. Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

     Equity securities traded on a national securities exchange or exchanges are valued at their last sale priceon the principal trading market. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing (the "NOCP"). The NOCP is the last sale price if it falls between the spread of the last reported bid and asked prices. If the last reported bid and asked prices are above the last reported sale price, the NOCP will be the last reported bid price. If the last reported bid and asked prices are below the last reported sale price, the NOCP will be the last reported asked price. Equity securities traded on a national securities exchange or exchanges or on the NASDAQ National Market System for which there is no reported sale during the day, are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board of Trustees or its delegates. If no closing price is available, then such securities are valued by using the mean between the last reported bid and asked prices. Equity securities traded over-the-counter are valued at the last reported sales price. Other equity securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are valued at fair value as determined in good faith by the Portfolio's adviser or subadviser acting under the supervision of the Board of Trustees, although the actual calculations may be made by a pricing service selected by the Portfolio's adviser or subadviser and approved by the Board.

     Securities traded primarily on an exchange outside of the United States which closes before the close of the New York Stock Exchange generally will be valued at the last sales price on that non-U.S. exchange, except when an occurrence after closing of that exchange is likely to have materially changed such security's value as determined by a subadviser or adviser. The adviser or subadviser may value the security in good faith, acting under the supervision of the Board, although the actual calculations may be made by a pricing service selected by the adviser or relevant subadviser and approved by the Board. Securities traded primarily on an exchange outside of the United States for which there is no reported sale during the day, are valued at the mean between the last reported bid and asked prices.

     Forward foreign currency exchange contracts are valued based on the mean between closing bid and ask prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

     Options, whether on securities, indices, or futures contracts, are valued at the last sales price available as of the close of business on the day of valuation or, if no sale, at the mean between the bid and asked prices. Options on currencies are valued at the spot price each day. As a general matter, futures contracts are marked-to-market daily.

     The value of futures contracts will be the sum of the margin deposit plus or minus the difference between the value of the futures contract on each day the net asset value is calculated and the value on the date the futures contract originated, value being that established on a recognized commodity exchange, or by reference to other customary sources, with gain or loss being realized when the futures contract closes or expires.

                                FUND PERFORMANCE

Calculation of Total Return

     Total return is a measure of the change in value of an investment in a class of the Portfolio over the period covered, which assumes that any dividends or capital gain distributions are automatically reinvested in the Portfolio rather than paid to the investor in cash. Total return may be higher or lower than past performance, and there can be no assurance that any historical results will continue.

     The formula for total return used by a Portfolio includes three steps: (i) adding to the total number of shares purchased by a hypothetical $1,000 investment in a class of a Portfolio all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (ii) calculating the value of the hypothetical initial investment as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share of each class on the last trading day of the period; and (iii) dividing this account value for the hypothetical investor by the amount of the initial investment and annualizing the result for periods of less than one year.

Performance Comparisons

     Total Return. Each Portfolio may, from time to time, include its total return in advertisements or in other written information furnished to present and prospective shareholders. In addition, each Portfolio may, from time to time, provide a ranking of such performance figures relative to similar figures for mutual funds whose performance has been monitored by Lipper Analytical Services, Inc. ("Lipper") or Morningstar, Inc. Performance information about a Portfolio is based on the Portfolio's past performance and is not intended to indicate future performance.

     Total return may also be used to compare the performance of each class of a Portfolio against certain widely acknowledged standards or indices for stock and bond market performance, including, but not limited to, the S&P 500 Index and the Lehman Brothers Aggregate Bond Index, or against the U.S. Bureau of Labor Statistics' Consumer Price Index.

     The S&P 500 Index is an unmanaged market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. It consists of 500 stocks chosen for market size, liquidity, and industry group representation, and is composed almost entirely of the stock of companies listed on the New York Stock Exchange, although the stock of a few companies listed on the American Stock Exchange or traded over-the-counter is included.

     The Lehman Brothers Aggregate Bond Index is a composite index which measures the performance of debt securities that are of investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million. The Lehman Brothers Aggregate Bond Index includes most obligations of the U.S. Treasury, agencies and quasi-federal corporations, most publicly issued investment grade corporate bonds, and most bonds backed by mortgage pools of GNMA, FNMA and FHLMC.

     From time to time, articles about a Portfolio regarding performance, rankings and other Portfolio characteristics may appear in national publications including, but not limited to, The Wall Street Journal, Forbes, Fortune, CDA Investment Technologies and Money Magazine. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including the Fund. References to or reprints or portions of reprints of such articles, which may be include rankings that list the names of other funds and their performance, may be used as Fund sales literature or advertising material. (See Appendix B - Advertising and Promotional Literature.)

                                    EXPENSES

     Each Portfolio pays all expenses not borne by its adviser, MetLife Advisers, LLC ("MetLife Advisers"), or its subadviser, Metropolitan Life Insurance Company ("MetLife" or the "subadviser"), including, but not limited to, the charges and expenses of each Portfolio's custodian, independent auditors and legal counsel for the Fund and its independent Trustees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and Trustees' meetings and preparing, printing and mailing prospectuses and reports to shareholders, dues for membership in the Investment Company Institute, and the compensation of Trustees of the Fund who are not directors, officers or active employees of MetLife Advisers or its affiliates, other than affiliated registered investment companies.

                              TRUSTEES AND OFFICERS

     The Fund's Trustees review actions of the Fund's investment adviser and subadviser, and decide upon matters of general policy. The Fund's officers supervise the daily business operations of the Fund. The Board of Trustees and the Fund's officers are listed below. Each Trustee is responsible for overseeing the Portfolios of the Fund. There is no limit to the term a Trustee may serve.

Interested Trustees

     The Trustee below is an "interested person" (as defined by the 1940 Act) in that Mr. Guthrie is an employee of MetLife Advisers.

--------------------------------------------------------------------------------
                                                          Principal occupations
                            Current                       over past five years,
                         position(s) with   Position(s)     including other
Name and address  Age         Fund          held since      Directorships
--------------------------------------------------------------------------------
John F. Guthrie   59    Trustee, President     2003       Manager and Senior
MetLife Advisers        and Chief                         Vice President,
501 Boylston            Executive                         MetLife Advisers;
Street                  Officer                           Senior Vice President,
Boston, MA 02116                                          Metropolitan Series
                                                          Fund, Inc., since 2002
                                                          ("Met Series Fund");
                                                          Senior Vice President,
                                                          New England Zenith
                                                          Fund, since 1995; Vice
                                                          President, New England
                                                          Financial.

--------------------------------------------------------------------------------

Non-Interested Trustees

     Each Trustee below is not an "interested person" (as defined by the 1940
Act).

--------------------------------------------------------------------------------
                              Current
                         position(s) with   Position(s)   Principal occupations
Name and address   Age         Fund         held since     over past five years
--------------------------------------------------------------------------------

           [insert information on Non-Interested Trustees of the Fund]

Officers

--------------------------------------------------------------------------------
                             Current
                         position(s) with   Position(s)   Principal occupations
Name and address   Age        Fund          held since    over past five years
--------------------------------------------------------------------------------
Peter Duffy        47    Vice President        2003       Senior Vice President,
MetLife Advisers         and Treasurer                    MetLife Advisers,
501 Boylston                                              since December 1998;
Street                                                    Vice President, since
Boston, MA 02116                                          2002, and Treasurer,
                                                          since 1998, New
                                                          England Zenith Fund;
                                                          Vice President and
                                                          Treasurer, Met Series
                                                          Fund, since 2002;
                                                          Senior Vice President;
                                                          New England Financial;
                                                          formerly Senior Vice
                                                          President, New England
                                                          Funds, L.P.

--------------------------------------------------------------------------------
Thomas M. Lenz     44    Vice President        2003       General Counsel and
MetLife Advisers         and Secretary                    Secretary, MetLife
501 Boylston                                              Advisers, since 1998;
Street                                                    Assistant General
Boston, MA 02116                                          Counsel, MetLife; Vice
                                                          President, since 2002,
                                                          and Secretary, since
                                                          1998, New England
                                                          Zenith Fund; Vice
                                                          President and
                                                          Secretary, since 2002,
                                                          Met Series Fund;
                                                          formerly, Vice
                                                          President, State
                                                          Street Bank and Trust
                                                          Company.
--------------------------------------------------------------------------------

               [insert information on other Officers of the Fund]

Trustee Beneficial Ownership

     The following table states the dollar range of equity securities beneficially owned by each Trustee in the Portfolios of the Fund.

--------------------------------------------------------------------------------
                                            Aggregate Dollar Range of Equity
                                            Securities In All Registered
                                            Investment Companies Overseen by
               Dollar Range of Equity       Trustee in Family of Investment
   Trustee     Securities in the Fund       Companies
--------------------------------------------------------------------------------

             [insert information about Trustee beneficial ownership]

Committees of the Board

     The Trustees have delegated certain authority to an Audit Committee, which
is comprised of [   ], all of whom are not "interested persons" (as defined in the 1940 Act) of the Fund ("Independent Trustees"). The Audit Committee reviews financial and accounting controls and procedures; recommends the selection of the independent accountants; reviews the scope of the audit; reviews financial statements and audit reports; and reviews the independence of the independent accountants and approval of fees and assignments relating to both audit and
non-audit activities of the independent accountants. [   ] currently serves as
chairman of the Audit Committee.

     The Board has also established a Contract Review Committee. The Contract
Review Committee is comprised of [   ]. From time to time, the Contract
Review Committee reviews and makes recommendations to the Board as to contracts that require approval of a majority of the Independent Trustees, which are assigned to the Contract Review Committee by the Board, and any other contracts
that may be referred to it by the Board. [   ] currently serves as
chairman of the Contract Review Committee.

     As the Fund commenced operations on [   ], 2003, the Committees did not
meet during the last fiscal year.

Board Approval of the Existing Advisory and Subadvisory Agreements

     The Trustees initially approved the investment advisory and subadvisory
agreements for each Portfolio on [   ], 2003. In determining to initially
approve the agreements, the Trustees [to be supplied]

Trustees Fees

     The officers and Trustees of the Fund who are affiliates of MetLife Advisers or MetLife receive no compensation from the Fund for their services in such capacities, although they may receive compensation from MetLife, MetLife Advisers or any affiliate for services rendered in other capacities.

     The Trustees who are not currently active employees of MetLife receive a
fee of $[   ] per year, plus $[   ] for each Trustees' meeting they attend,
$[   ] for each Audit Committee meeting they attend, $[   ] for each Contract
Review Committee meeting they attend, and reimbursement for out-of-pocket expenses related to such attendance. The chairmen of the Audit Committee and the
Contract Review Committee each receive a fee of $[   ] for each full calendar
year during which he/she serves as chairman.

     During the fiscal year ended December 31, 2002, the persons who were then Trustees of the Fund received the amounts set forth below.

--------------------------------------------------------------------------------
                                                         Total Compensation
                                 Aggregate               from the Fund and
                             Compensation from           Fund Complex Paid
Name of Trustee                 the Fund                   to Trustees
--------------------------------------------------------------------------------

                        [insert compensation information]

     The Fund provides no pension or retirement benefits to Trustees.

                              ADVISORY ARRANGEMENTS

     Advisory Structure. Pursuant to separate Investment Management Agreements (the "advisory agreements"), MetLife Advisers has agreed to manage the investment and reinvestment of assets of each Portfolio. MetLife Advisers has delegated certain of these responsibilities, including responsibility for determining what investments such Portfolio should purchase, hold or sell and directing all trading for the Portfolio's account, to the subadviser under the subadvisory agreements described below.

     In each case, advisory services are provided subject to the supervision and control of the Fund's Trustees. Each advisory agreement also provides that MetLife Advisers will furnish or pay the expenses of the applicable Portfolio for office space, facilities and equipment, services of executive and other personnel of the Fund and certain administrative services.

     MetLife Advisers is a Delaware limited liability company. New England Life Holdings, Inc. ("NELHI"), a wholly-owned subsidiary of New England Life Insurance Company ("NELICO") owns all of the voting interests in MetLife Advisers. NELICO is an indirect wholly-owned subsidiary of MetLife. MetLife is wholly-owned by MetLife, Inc., a public company traded on the New York Stock Exchange. The members of MetLife Advisers, other than NELHI, include each insurance company the separate accounts of which invest in registered investment companies to which MetLife Advisers serves as investment adviser. Other than NELHI, each member's interest in MetLife Advisers entitles the member to share in the profit and loss of MetLife Advisers in proportion to the profit and loss of MetLife Advisers attributable to customers of that insurance company.

     Subject to the supervision of MetLife Advisers, MetLife, pursuant to separate Sub-Investment Management Agreements (hereinafter referred to as the "subadvisory agreements"), manages the assets of the Portfolios in accordance with each Portfolio's investment objective and policies, makes investment decisions for each Portfolio and employs professional advisers and securities analysts who provide research services to that Portfolio. The Portfolios pay no direct fees to the subadviser.

     MetLife is a wholly owned subsidiary of MetLife, Inc., a publicly owned Delaware corporation.

Advisory Fees

     The Fund pays MetLife Advisers compensation at the annual percentage rates of the corresponding levels of that Portfolio's average daily net asset values, [subject to any fee reductions or deferrals as described above in the section entitled "Expense Agreement" under "Expenses."]

                                           Annual          Average Daily Net
Portfolio                              Percentage Rate     Asset Value Levels
------------------------------------   ---------------   ----------------------
Lehman Brothers Aggregate Bond Index
Portfolio II                                 [ ]%              All Assets

MetLife Stock Index Portfolio II             [ ]%              All Assets

Subadvisory Fees

     MetLife Advisers pays MetLife a subadviser fee for each Portfolio equal to the costs incurred by MetLife in providing subadviser services to the Portfolio.

Advisory Agreements and Subadvisory Agreements

     Each advisory and subadvisory agreement provides that it will continue in effect after two years from the date of its execution only if it is approved at least annually thereafter (i) by the Board of Trustees of the Fund, or by the vote of a majority of the outstanding shares of the applicable Portfolio, and
(ii) by vote of a majority of those Trustees who are not interested persons of the Fund or the Portfolio's investment adviser or subadviser, cast in person at a meeting called for the purpose of voting on such approval.

     If required by law, subject to the SEC exemption obtained by MetLife Advisers and the Fund, any amendment to any advisory or subadvisory agreement or any such new agreement must be approved by vote of a majority of the outstanding voting securities of the applicable Portfolio and by vote of a majority of the Trustees who are not interested persons of (i) the Fund or (ii) the Portfolio's investment adviser or subadviser.

     Each advisory agreement may be terminated without penalty by the Trustees or by the shareholders of the applicable Portfolio, upon sixty days' written notice, or by the investment adviser, upon sixty days' written notice. Each subadvisory agreement may be terminated without penalty by the Trustees or by the shareholders of the applicable Portfolio, upon sixty days' written notice to the adviser and subadviser, by the adviser on thirty days' written notice to the subadviser and the Fund, or by the subadviser on sixty days' written notice to the adviser and the Fund. Each advisory and subadvisory agreement terminates automatically in the event of its "assignment" as defined in the 1940 Act

     Each advisory agreement provides that MetLife Advisers shall pay the organization costs of the Fund relating to the Portfolio and the expenses of the Fund relating to maintaining the staff and personnel, and providing the equipment, office space and facilities, necessary to perform its obligations under the advisory agreement. The Fund assumes and shall pay (or cause to be paid) all other Fund expenses.

     The advisory agreements for each Portfolio provide that MetLife Advisers shall not be liable in connection with the performance of its administrative services in the absence of any willful or negligent act or omission and in connection with the performance of its advisory services in the absence of willful misfeasance, bad faith, gross negligence or violations of applicable law. Each subadvisory agreement provides that the subadviser shall not be subject to any liability in connection with the performance of its portfolio management services thereunder in the absence of willful misfeasance, bad faith, gross negligence, reckless disregard of its obligations and duties.

     Certain officers and employees of the subadviser have responsibility for portfolio management of other advisory accounts and clients (including other registered investment companies, and accounts of affiliates) that may invest in securities in which the respective Portfolio may invest. Where the subadviser determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated to the participating accounts.

     It is the subadviser's policy to allocate, to the extent practicable, investment opportunities to each client over a period of time on a fair and equitable basis relative to its other clients.

     It is believed that the ability of a Portfolio to participate in larger volume transactions in this manner will in some cases produce better executions for the Portfolio. However, in some cases, this procedure could have a detrimental effect on the price and amount of a security available to a Portfolio or the price at which a security may be sold. The Trustees of the Fund are of the view that the benefits to the respective Portfolio of retaining the subadviser outweigh the disadvantages, if any, that might result from participating in such transactions.

Proxy Voting Policies

     The Board of Trustees of the Fund and MetLife Advisers have delegated to the subadviser responsibility for voting the proxies relating to securities held by the Portfolios as part of the subadviser's general management of Portfolio assets, subject to the continuing oversight of the Board and MetLife Advisers. MetLife has adopted policies and procedures (the "Voting Policies") that govern how MetLife votes the securities owned by the Portfolios. The Voting Policies have been designed to ensure that proxies are voted in the best interests of the Portfolio in accordance with Rule 206(4)-6 of the Investment Advisers Act of 1940 and other applicable law.

     The guiding principle by which MetLife votes on matters submitted to security holders is the maximization of economic value of the Portfolios' holdings. MetLife does not permit voting decisions to be influenced in a manner that is contrary to, or dilutive of, this guiding principle. The Voting Policies are designed to ensure that material conflicts of interest on the part of MetLife or its affiliates do not affect its voting decisions on behalf of the Portfolios.

     MetLife has reviewed matters that in recent years have been presented for shareholder vote by either management or shareholders of public companies. Based on the guiding principle that all votes made by MetLife on behalf of the Portfolios must be made in the best interest of the Portfolios and with the intent to maximize the economic value of their holdings, MetLife has adopted detailed proxy voting guidelines (the "Guidelines") that set forth how MetLife plans to vote on specific matters presented for shareholder vote. The Guidelines are the governing position on any matter specifically addressed by the Guidelines.

     Because the Guidelines have been pre-established by MetLife, application of the Guidelines to vote proxies should address possible material conflicts of interest. MetLife, however, reserves the right to override the Guidelines with respect to a particular shareholder vote when, taking into consideration all relevant facts and circumstances at the time of the vote, such an override is consistent with the guiding principle of maximizing economic value for the Portfolio. In addition, there may be situations involving matters presented for shareholder vote that are not governed by the Guidelines (any such vote being a "Special Vote"). In connection with any override or Special Vote, a determination is made by MetLife's Ethics and Compliance Group whether there is any material conflict of interest between MetLife, on the one hand, and the Portfolios, on the other. Overrides and Special Votes are subject to specific procedures designed to ensure that voting decisions are not influenced by material conflicts of interest.

     Certain aspects of the administration of the Voting Policies are governed by a Proxy Policy Committee of MetLife, comprised of senior investment personnel, and legal and compliance personnel.

     MetLife has retained Investor Responsibility Research Center ("IRRC") to handle the administrative aspects of voting proxies for the accounts of the Portfolios. IRRC monitors the accounts and their holdings to be sure that proxies are received and votes are cast. In addition, the Administrative Manager of the Quantitative Equity Strategies Unit of the Investment Department on a regular basis monitors matters presented for shareholder votes and tracks proxy voting.

     The Voting Policies are subject to change at any time without notice.

     Because the Portfolios commenced operations on [   ], 2003, the Portfolios'
do not have a proxy voting record.

                             DISTRIBUTION AGREEMENTS

     Under a Distribution Agreement with the Fund, MetLife (the "Distributor"), located at 1 Madison Avenue, New York, New York 10010, serves as the general distributor of shares of each Portfolio, which are sold at the net asset value without any sales charge. The offering of each Portfolio's shares is continuous. Shares are offered for sale only to Qualified Plans. The Distribution Agreement does not obligate the Distributor to sell a specific number of shares.

     [Pursuant to the Distribution Plan (the "Plan") adopted under Rule
12b-1 under the 1940 Act for the Portfolios, the Fund compensates the Distributor from assets for services rendered and expenses borne in connection with activities primarily intended to result in sales.

     The Plan provides that the Fund, on behalf of each Portfolio, may pay up to 0.50% of the average daily net assets of each such Portfolio for activities in connection with the distribution of those shares. Under the Distribution Agreement, however, such payments are currently limited to 0.25%. The amounts the Fund pays the Distributor for the Portfolios will be used to compensate the Distributor, its affiliates, other financial intermediaries and third party broker-dealers for the services listed below.

     The Plan is what is known as a "compensation plan" because the Fund makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. The Board of Trustees of the Fund will take into account the level of expenditures in connection with their annual consideration of whether to renew the Plan. Some or all of the Distribution Fee paid to the Distributor may be spent on any activities or expenses primarily intended to result in the sale of shares, including but not limited to the following:

     (a) printing and mailing of prospectuses, statements of additional information and reports for investors in shares of the Fund;

     (b) the development, preparation, printing and mailing of Fund advertisements, sales literature and other promotional materials describing and/or relating to the Fund;

     (c) holding seminars and sales meetings designed to promote the distribution of shares;

     (d) obtaining information and providing explanations to Qualified Plan trustees or participants regarding Fund investment objectives and policies and other information about the Fund and its Portfolios, including the performance of the Portfolios;

     (e)   training sales personnel regarding the Fund;

     (f) personal services and/or maintenance of Qualified Plan accounts with respect to shares attributable to such accounts;

     (g) compensation to and expenses of employees of the Distributor, including overhead and telephone expenses, who engage in the distribution of shares; and

     (h) compensation to financial intermediaries and broker-dealers to pay or reimburse them for the services or expenses in connection with the distribution of the Fund.

     The Board of Trustees, including the Trustees who are not "interested persons" (as defined in the 1940 Act) (the "Independent Trustees"), has determined, in the exercise of its reasonable business judgment, that the Plan is reasonably likely to benefit the Fund and its shareholders and has approved the Plan's adoption. The Fund anticipates that the Plan will enhance sales and increase or help to maintain the assets of each Portfolio, which over time, may allow the shareholders and beneficial owners to benefit from certain economies of scale with respect to fixed costs of the Portfolio.

     The Plan and any related agreement that is entered into by the Fund in connection with the Plan will continue in effect for a period of more than one year only so long as the continuance is specifically approved at least annually by a vote of the majority of the Fund's Board of Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the preparation of the Plan or in any agreements relating to the Plan ( "Qualified Trustees") or by a vote of the outstanding voting securities cast in person at a meeting called for the purpose of voting on the Plan or any such related agreement. Also, the Plan and any such related agreement may be terminated at any time by vote of a majority of the outstanding shares of that Portfolio or by vote of a majority of the Qualified Trustees. The Plan also provides that it may not be amended to increase materially the amount of fees payable thereunder without the approval of the shareholders.]

                                 OTHER SERVICES

Custodial Arrangements. State Street Bank and Trust Company ("State Street Bank"), 225 Franklin Street, Boston, Massachusetts 02110, is the Fund's custodian and fund accounting agent. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to each Portfolio and, in such capacity, is the registered owner of securities held in book-entry form belonging to the Portfolio. Upon instruction, State Street Bank receives and delivers cash and securities of the Portfolios in connection with Portfolio transactions and collects all dividends and other distributions made with respect to Portfolio securities. State Street Bank also maintains certain accounts and records of the Fund and calculates the total net asset value, total net income and net asset value per share of each class of each Portfolio on a daily basis.

Independent Auditors. [   ], located at [   ], the Fund's independent auditor,
assists in the preparation of federal and state income tax returns and consults with the Fund as to matters of accounting and federal and state income taxation. The Fund relies on this firm's report which appears with the financial statements.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     Some of the Fund's portfolio transactions are placed with brokers and dealers who provide the investment adviser or subadviser with supplementary investment and statistical information or furnish market quotations to the Fund or other investment companies advised by the investment adviser or subadviser. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce the expenses of the investment adviser or subadviser.

The services may also be used by the investment adviser or subadviser in connection with their other advisory accounts and in some cases may not be used with respect to the Fund.

Fixed-Income Portfolio Transactions. It is expected that certain portfolio transactions of the Bond Index Portfolio in bonds, notes and money market instruments will generally be with issuers or dealers on a net basis without a stated commission.

Equity Portfolio (Common Stock) Transactions. In placing orders for the purchase and sale of portfolio securities, the subadviser of the Stock Index Portfolio selects only brokers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates or prices which, when combined with the quality of the foregoing services, will produce best price and execution for the transaction. In the case of equity securities, this does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. The subadviser will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

     The subadviser may cause a Portfolio to pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a securities transaction for a Portfolio in excess of the amount another broker-dealer would have charged effecting that transaction. The subadviser must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the subadviser's overall responsibilities to the Fund and its other clients. The subadviser's authority to cause a Portfolio to pay such greater commissions is also subject to such policies as the Trustees of the Fund may adopt from time to time.

     The following services may be considered by the subadviser when selecting brokers:

     . recommendations and advice about market projections and data, security values, asset allocation and portfolio evaluation, purchasing or selling specific securities, and portfolio strategy

     . seminars, information, analyses, and reports concerning companies, industries, securities, trading markets and methods, legislative and political developments, changes in accounting practices and tax law, economic and business trends, proxy voting, issuer credit-worthiness, technical charts and portfolio strategy

     . access to research analysts, corporate management personnel, industry experts, economists, government representatives, technical market measurement services and quotation services, and comparative performance evaluation

     . products and other services including financial publications, reports and analysis, electronic access to data bases and trading systems, computer equipment, software, information and accessories

     . statistical and analytical data relating to various investment companies, including historical performance, expenses and fees, and risk measurements

     Research services provided by brokers through which the subadviser effects securities transactions on behalf of a Portfolio may be used by the subadviser in servicing all of its accounts. Therefore, not all of these services may be used by the subadviser in connection with the Fund.

     The Board of Trustees has adopted policies which authorize the subadviser to place trades, consistent with best execution, with certain brokers that have agreed to apply a portion of their commissions with respect to a Portfolio to that Portfolio's expenses.

     The Board of Trustees has also approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a Portfolio may purchase securities that are offered in underwritings in which an affiliate of the subadviser participates. These procedures prohibit a Portfolio from directly or indirectly benefiting a subadviser affiliate in connection with such underwritings. In addition, for underwritings where a subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Portfolio could purchase in the underwritings.

                                 CODE OF ETHICS

     The Fund, MetLife and MetLife Advisers have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act that establishes procedures for the detection and prevention of certain conflicts of interest, including activities by which persons having knowledge of the investments and investment intentions of the Fund might take advantage of that knowledge for their own benefit. Although each Code of Ethics does not prohibit employees who have knowledge of the investments and investment intentions of any Portfolio of the Fund from engaging in personal securities investing, it does regulate such personal securities investing so that conflicts of interest may be avoided.

                             DESCRIPTION OF THE FUND

     The Fund, an open-end management investment trust registered under the 1940 Act, was organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust (the "Declaration of Trust") dated August 22, 2003.

     Each Portfolio is classified under the 1940 Act as "diversified."

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares. These shares may be divided into different series, each of which is a separately managed pool of assets of the Fund that may have a different investment objective and different investment policies from the objective and policies of another series. The Fund's shares are currently divided into two series: the Lehman Brothers Aggregate Bond Index Portfolio II and the MetLife Stock Index Portfolio II (each a "Portfolio," and collectively, the "Portfolios"). The Trustees may, without shareholder approval, create additional series of shares representing additional investment portfolios. Any such series may, without shareholder approval, be divided into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine consistent with Rule 18f-3. Each Portfolio currently offers one class of shares.

     Each share of a Portfolio represents an equal proportionate interest in such Portfolio with each other share and is entitled to a proportionate interest in the dividends and distributions of such Portfolio. The shares of the Portfolios do not have preemptive rights. Upon liquidation of any Portfolio, whether pursuant to a liquidation of the Fund or otherwise, shareholders of such Portfolio are entitled to share pro rata in the net assets of such Portfolio available for distribution to shareholders.

     The Declaration of Trust provides for the perpetual existence of the Fund. The Fund or any Portfolio, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of each Portfolio affected. The Declaration of Trust further provides that the Trustees may terminate the Fund or any Portfolio upon written notice to the shareholders thereof.

     Under the Declaration of Trust, the Trustees may reorganize, merge, consolidate or sell substantially all of the assets of the Fund or a Portfolio without shareholder approval, subject to compliance with applicable law.

     The assets received by the Fund for the issue or sale of shares of each Portfolio and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to that Portfolio, and constitute the underlying assets of the Portfolio. The underlying assets of each Portfolio are segregated and are charged with the expenses in respect of that Portfolio and with a share of the general expenses of the Fund. Any general expenses of the Fund not readily identifiable as belonging to a particular Portfolio are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. While the expenses of the Fund are allocated to the separate books of account of each Portfolio, certain expenses may be legally chargeable against the assets of all Portfolios.

Voting Rights

          Each whole share (or fractional share) shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) determined at the close of business on the record date for the relevant meeting. Shares have noncumulative voting rights.

          Under the Declaration of Trust, no annual or regular meeting of shareholders is required. There will normally be no meetings of shareholders for the purpose of electing Trustees except that in accordance with the 1940 Act (i) the Fund will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders and (ii) if there is a vacancy on the Board of Trustees, unless, after filling such vacancy, at least two-thirds of the Trustees holding office will have been elected by the shareholders, such vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more holders of shares who have held shares for at least six months and who have, in the aggregate, a net asset value constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Fund has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint successor trustees.

          No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Fund except (i) to change the Fund's name or to cure technical problems in the Declaration of Trust, (ii) to establish, designate, combine or modify new and existing classes and/or series of Fund shares or other provisions relating to Fund shares in response to applicable laws or regulations or (iii) to consolidate, merge or transfer assets of the Trust or a series.

Shareholder and Trustee Liability

          Under Massachusetts law shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Declaration of Trust provides for indemnification out of the relevant Portfolio's property for all loss and expense of any shareholder held personally liable for the obligations of the Portfolio in which the shareholder owns shares. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and a Portfolio itself would be unable to meet its obligations. The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Bylaws of the Fund provide for indemnification by the Fund of the Trustees and officers of the Fund except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Fund. Such person may not be indemnified against any liability to the Fund or the Fund's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Control Persons and Principal Holders

          On _________, 2003, the officers and Trustees of the Fund as a group owned less than 1% of the outstanding shares of the Fund or any Portfolio. As of _________, 2003, the following persons or entities were owners of the following approximate percentages of the Portfolios' outstanding shares: [to be inserted]

                                      TAXES

          The following discussion of federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein and may have a retroactive effect with respect to the transactions contemplated herein.

          Each of the Portfolios intends to qualify each year as a "regulated investment company" (a "RIC") under Subchapter M of the Internal Revenue Code. In order to qualify for the special tax treatment accorded RICs and their shareholders under the Internal Revenue Code, each Portfolio must (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, and certain other related income, including generally, certain gains from options, futures, and forward contracts derived with respect to its business of investing in such stock securities, or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter of the Portfolio's taxable year, (i) at least 50% of the market value of the Portfolio's assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited in respect of any one issuer to an amount that does not exceed 10% of the outstanding voting securities of such issuer or 5% of the value of the Portfolio's total assets; and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. Government securities and securities of other RICs) of any one issuer or two or more issuers which the Portfolio controls and which are engaged in the same, similar or related trades or businesses. In addition, a series that is a RIC must distribute to its shareholders with respect to each taxable year at least 90% of the sum of its taxable net investment income (including, for this purpose, the excess, if any, of any net short-term capital gains over net long-term capital losses for such year) and 90% of its tax-exempt interest income (reduced by certain expenses).

          If a Portfolio fails to qualify as a RIC accorded special tax treatment for any year, all of its income will be subject to tax at corporate rates, and its distributions (including distributions of net tax-exempt income and net long-term capital gains) will be taxable as ordinary income dividends to its shareholders to the extent of the Portfolio's current and accumulated earnings and profits. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

          A Portfolio's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Portfolio to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Portfolio may be required to sell securities in its portfolio that it otherwise would have continued to hold.

          A Portfolio is generally subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income and capital gain net income (the excess of all capital gains over all capital losses) for the one-year period ending on October 31 of that year (or later if the series is permitted to elect and so elects), plus any retained amount from the prior year. The excise tax is inapplicable to any RIC all of the shareholders of which are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although each Portfolio believes that it is not subject to the excise tax, each Portfolio intends to make the distributions required to avoid the imposition of the tax, provided such payments and distributions are determined to be in the best interest of such Portfolio's shareholders.

          Dividends declared and payable to shareholders of record on a date in October, November, or December of any year will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if paid by the Portfolio at any time during the following January.

          Investment by a Portfolio in "passive foreign investment companies" ("PFICs") could subject the Portfolio to U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Portfolio shareholders. However, a Portfolio also may make an election to mark the gains (and to a limited extent the losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Portfolio's taxable year. Such gains and losses are treated as ordinary income and loss. A Portfolio may also elect to treat a PFIC as a "qualified electing fund" ("QEF election"), in which case the Portfolio will be required to include its share of the company's income and net capital gains annually, regardless of whether it receives any distribution from the company. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Portfolio to avoid taxation. Making either of these elections therefore may require a Portfolio to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Portfolio's total return.

                                 TRANSFER AGENT

          The transfer agent and the dividend paying agent for the Fund, MetLife, is located at One Madison Avenue, New York, New York 10010. The Fund pays no fees to MetLife for its services as transfer agent and dividend paying agent.

                              FINANCIAL STATEMENTS

                                [To be supplied]

                                 INDEX SPONSORS

          The Prospectus describes certain aspects of the limited relationship the index sponsors have with the Fund.

          With respect to Standard & Poor's, the MetLife Stock Index Portfolio II is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of this Portfolio or any member of the public regarding the advisability of investing in securities generally or in this Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee is S&P's grant of permission to the Licensee to use the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or this Portfolio. S&P has no obligation to take the needs of the Licensee or the owners of this Portfolio into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of this Portfolio or the timing of the issuance or sale of this Portfolio or in the determination or calculation of the equation by which this Portfolio is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of this Portfolio.

          S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THIS PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THERE. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                                  APPENDIX A-1
                           DESCRIPTION OF BOND RATINGS

Moody's Investors Service, Inc.

                                       Aaa
          Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa
          Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. See Note 1.

                                        A
          Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. See
Note 1.

                                       Baa
          Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. See Note 1.

                                       Ba
          Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                        B
          Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                       Caa
          Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                       Ca
          Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                        C
          Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:
     (1)  An application for rating was not received or accepted.
     (2) The issue or issuer belongs to a group of securities that are not rated as a matter of policy.
     (3)  There is a lack of essential data pertaining to the issue or issuer.
     (4) The issue was privately placed, in which case the rating is not published in Moody's publications.

Note 1: This rating may include the numerical modifier 1, 2 or 3 to provide a more precise indication of relative debt quality within the category, with 1 indicating the high end of the category, 2 the mid-range and 3 nearer the low end.

Standard & Poor's Ratings Group

                                       AAA
          This is the highest rating assigned by Standard & Poor's Corporation ("S&P") to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

                                       AA
          Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

                                        A
          Bonds rated A have strong capacity to pay principal and interest although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                                       BBB
          Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

                                 BB, B, CCC, CC
          Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                        C
          The rating C is reserved for income bonds on which no interest is being paid.

                                        D
          Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

          Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Duff & Phelps Credit Rating Co.

                                       AAA
          Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                                  AA+, AA, AA-
          High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                                    A+, A, A-
          Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                                 BBB+, BBB, BBB-
          Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

                                  BB+, BB, BB-

          Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

                                    B+, B, B-
          Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

                                       CCC
          Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

                                       DD
          Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

                                       DP
          Preferred stock with dividend arrearages.

                                  APPENDIX A-2
                     DESCRIPTION OF COMMERCIAL PAPER RATINGS

Standard & Poor's Corporation

                                       A-1
          Commercial paper rated A-1 by S&P has the following characteristics:
Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Commercial paper within the A-1 category which has overwhelming safety characteristics is denoted "A-1+."

                                       A-2
          Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

Moody's Investors Service, Inc.

                                       P-1
          The rating P-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by Moody's in assigning ratings are the following:

     (1)  evaluation of the management of the issuer;

     (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;

     (3) evaluation of the issuer's products in relation to competition and customer acceptance;

     (4)  liquidity;

     (5)  amount and quality of long-term debt;

     (6)  trend of earnings over a period of ten years;

     (7) financial strength of a parent company and the relationships which exist with the issuer; and

     (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

                                       P-2
          Issuers rated P-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

                                   APPENDIX B
                     ADVERTISING AND PROMOTIONAL LITERATURE

          Advertising and promotional literature prepared by MetLife may include references to its affiliates or MetLife Advisers. Reference also may be made to other funds sponsored by the subadviser.

          MetLife's advertising and promotional material may include, but is not limited to, discussions of the following information (in the case of corporate information, about both affiliated and unaffiliated entities):

     . Specific and general assessments and forecasts regarding the U.S. economy, world economies, the economics of specific nations and their impact on the Portfolio.

     . Specific and general investment emphasis, specialties, fields of expertise, competencies, operations and functions.

     . Specific and general investment philosophies, strategies, processes, techniques and types of analysis.

     . Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services.

     . The corporate histories, founding dates and names of founders of the entities.

     .    Awards, honors and recognition given to the firms.

     . The names of those with ownership interest and the percentage of ownership.

     . The industries and sectors from which clients are drawn and specific client names and background information on current individual, corporate and institutional clients, including pension and profit sharing plans.

     . Current capitalization, levels of profitability and other financial and statistical information.

     . Identification of portfolio managers, researchers, economists, principals and other staff members and employees.

     . The specific credentials of the above individuals, including, but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors.

     . Current and historical statistics with respect to MetLife Advisers or the subadviser:

               -total dollar amount of assets managed
               -assets managed in total and/or by Portfolios
               -assets managed in total and/or by Portfolios
               -the growth of assets
               -asset types managed
               -number and location of offices
               -numbers of principal parties and employees, and the length of their tenure, including officers, portfolio managers, researchers, economists, technicians and support staff
               -the above individuals' total and average number of years of industry experience and the total and average length of their employment with the adviser or the subadviser

     . The general and specific strategies applied by the advisers in the management of the Metropolitan Series Fund's portfolios including, but not limited to:

               -the pursuit of growth, value, income oriented, risk management or other strategies

               -the manner and degree to which the strategy is pursued
               -whether the strategy is conservative, moderate or extreme and an explanation of other features, attributes
               -the types and characteristics of investments sought and specific portfolio holdings
               -the actual or potential impact and result from strategy
                  implementation
               -through its own areas of expertise and operations, the value added by the subadviser to the management process
               -the disciplines it employs and goals and benchmarks that it establishes in management
               -the systems utilized in management, the features and
                  characteristics of those systems and the intended results from such computer analysis

     . Specific and general references to portfolio managers and funds that they serve as portfolio manager of, other than Portfolios of the Fund, and those families of funds, other than the Fund. Any such references will indicate that the Fund and the other funds of the managers differ as to performance, objectives, investment restrictions and limitations, portfolio composition, asset size and other characteristics, including fees and expenses. References may also be made to industry rankings and ratings of Portfolios and other funds managed by the Portfolios' adviser and subadviser, including, but not limited to, those provided by Morningstar, Lipper Analytical Services, Forbes and Worth.

          Additional information contained in advertising and promotional literature may include: rankings and ratings of the Portfolios including, but not limited to, those of Morningstar and Lipper Analytical Services; statistics about the advisers', fund groups' or a specific fund's assets under management; the histories of the advisers and biographical references to portfolio managers and other staff including, but not limited to, background, credentials, honors, awards and recognition received by the advisers and their personnel; and commentary about the advisers, their funds and their personnel from third-party sources including newspapers, magazines, periodicals, radio, television or other electronic media.

          Advertising may include all of the top portfolio holdings of a Portfolio or sector or industry breakdowns.

          References to the Portfolios may be included in any MetLife's advertising and promotional literature about its 401(k) and retirement plans. The information may include, but is not limited to:

     . Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers of plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms including, but not limited to, DC Xchange, William Mercer and other organizations involved in 401(k) and retirement programs with whom the insurance company may or may not have a relationship.

     . Specific and general reference to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the insurance company as a 401(k) or retirement plan funding vehicle produced by, including, but not limited to, Access Research, Dalbar, Investment Company Institute and other industry authorities, research organizations and publications.

     . Specific and general discussion of economic, legislative, and other environmental factors affecting 401(k) and retirement plans, including, but not limited to, statistics, detailed explanations or broad summaries of:

               -past, present and prospective tax regulation, Internal Revenue Service requirements and rules, including, but not limited to, reporting standards, minimum distribution notices, Form 5500, Form 1099R and other relevant forms and documents, Department of Labor rules and standards and other regulation. This includes past, current and future initiatives, interpretive releases and positions of regulatory authorities about the past, current or future eligibility, availability, operations, administration, structure, features, provisions or benefits of 401(k) and retirement plans

               -information about the history, status and future trends of Social Security and similar government benefit programs including, but not limited to, eligibility and participation, availability, operations and administration, structure and design, features, provisions, benefits and costs

               -current and prospective ERISA regulation and requirements.

     . Specific and general discussion of the benefits of 401(k) investment and retirement plans, and, in particular, the NEF 401(k) and retirement plans, to the participant and plan sponsor, including explanations, statistics and other data, about:

               -increased employee retention
               -reinforcement or creation of morale
               -deductibility of contributions for participants
               -deductibility of expenses for employers
               -tax deferred growth, including illustrations and charts
               -loan features and exchanges among accounts
               -educational services materials and efforts, including, but not limited to, videos, slides, presentation materials, brochures, an investment calculator, payroll stuffers, quarterly publications, releases and information on a periodic basis and the availability of wholesalers and other personnel.

     . Specific and general reference to the benefits of investing in mutual funds for 401(k) and retirement plans, and, in particular, the Fund and investing in the insurance company's 401(k) and retirement plans, including, but not limited to:

               -the significant economies of scale experienced by mutual fund companies in the 401(k) and retirement benefits arena
               -broad choice of investment options and competitive fees
               -plan sponsor and participant statements and notices
               -the plan prototype, summary descriptions and board resolutions -plan design and customized proposals
               -Trusteeship, record keeping and administration
               -the services of State Street Bank, including, but not limited to, Trustee services and tax reporting
               -the services of other service providers, including, but not limited to, mutual fund processing support, participant 800 numbers and participant 401(k) statements
               -the services of Trust Consultants Inc., including, but not limited to, sales support, plan record keeping, document service support, plan sponsor support, compliance testing and Form 5500 preparation.

     . Specific and general reference to the role of the investment dealer and the benefits and features of working with a financial professional including:

               -access to expertise on investments
               -assistance in interpreting past, present and future market trends and economic events
               -providing information to clients including participants during enrollment and on an ongoing basis after participation
               -promoting and understanding the benefits of investing, including mutual fund diversification and professional management.

                           METROPOLITAN SERIES FUND II
                           ---------------------------

PART C.  OTHER INFORMATION
         -----------------

Item 23. Exhibits
         --------

Exhibit
Number                             Description
-------                            -----------

(a).    -- Agreement and Declaration of Trust of Fund dated August 22, 2003.*

(b).    -- Bylaws of Fund.*

(c).    -- None.

(d)(1). -- Form of  Investment  Management  Agreement  between the Fund,  on behalf  of  each  Portfolio,  and  MetLife  Advisers, LLC.*

(d)(2). -- Form of  Sub-Investment  Management  Agreement  between the Fund,
           MetLife Advisers, LLC and Metropolitan Life Insurance Company with respect to each Portfolio.*

(e).    -- Form of Distribution Agreement between Metropolitan Life Insurance
           Company and the Fund.*

(f).    -- None

(g).    -- Form of Custodian Agreement between the Fund and State Street Bank and Trust Company.**

(h)(1). -- Form of Transfer Agency Agreement between the Fund and Metropolitan
           Life Insurance Company.*

(h)(2). -- Agreement relating to the use of the "Metropolitan" name and service marks.**

(h)(3). -- Powers of Attorney.**

(i).    -- Opinion and Consent of Counsel.**

(j)     -- Consent of Independent Auditors.**

(k).    -- None

(l).    -- None

(m).    -- Form of Distribution Plan.*

(n).    -- None

(o).    -- None

(p)(1). -- Code of Ethics of the Fund.**

(p)(2). -- MetLife Advisers, LLC Code of Ethics.*

(p)(3). -- Metropolitan Life Insurance Company Code of Ethics.*

----------
* Filed herewith.
** To be filed by amendment.

Item 24. Persons Controlled by or Under Common Control with the Fund
         -----------------------------------------------------------

None.

Item 25. Indemnification
         ---------------

See Article 5 of the Fund's Bylaws, filed herewith. [In addition, the Fund maintains a trustees and officers liability insurance policy with a maximum
coverage of $[    ] under which the Fund and its trustees and officers are named insureds.]

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Fund's Bylaws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit of proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. Business and other Connections of Investment Manager
         ----------------------------------------------------

MetLife Advisers, LLC is the adviser of the Registrant. The following sets forth business and other connections of each director and executive officer of MetLife Advisers, LLC:

[To be supplied.]

Metropolitan Life Insurance Company is the subadviser to each Portfolio. See
Item 27 for information regarding the business and other connections of each director and certain principal officers of Metropolitan Life Insurance Company.

Item 27. Principal Underwriters
         ----------------------

Metropolitan Life Insurance Company acts in the following capacities with respect to the following investment companies:

          Metropolitan Tower Life Separate Account One (principal underwriter) Metropolitan Tower Life Separate Account Two (principal underwriter) Metropolitan Life Separate Account UL (principal underwriter) Metropolitan Life Separate Account E (principal underwriter) Metropolitan Series Fund, Inc. (principal underwriter and subadviser) The New England Variable Account (depositor)
          New England Variable Annuity Fund I (depositor)
          New England Life Retirement Investment Account (depositor)

The following sets forth information regarding the directors and certain principal officers of Metropolitan Life:

[To be supplied.]

Item 28. Location of Accounts and Records
         --------------------------------

Accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder are maintained by the following companies:

          Metropolitan Series Fund II
          501 Boylston Street
          Boston, Massachusetts 02116

          State Street Bank and Trust Company
          225 Franklin Street
          Boston, Massachusetts 02110

          Metropolitan Life Insurance Company
          One Madison Avenue
          New York, New York 10010

Item 29. Management Services
         -------------------

None.

Item 30. Undertakings
         ------------

Not applicable.

                                     *******

A copy of the Agreement and Declaration of Trust establishing Metropolitan Series Fund II is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this Registration Statement is executed on behalf of the Fund by officers of the Fund as officers and not individually and that the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Fund.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Boston and The Commonwealth of Massachusetts on the 22nd day of August, 2003.

                                        METROPOLITAN SERIES FUND II


                                        By: /s/ John F. Guthrie
                                           -------------------------------------
                                        Name:  John F. Guthrie
                                        Title: President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ John F. Guthrie
--------------------------------------------                     August 22, 2003
John F. Guthrie
President and Chief Executive Officer
(Principal Executive Officer)

/s/ Peter H. Duffy
--------------------------------------------                     August 22, 2003
Peter H. Duffy
Vice President and Treasurer
(Principal Financial and Accounting Officer)

                                  EXHIBIT INDEX
Exhibit
Number                             Description
-------                            -----------

(a)(1). -- Agreement and Declaration of Trust
(b)(1). -- Bylaws
(d)(1). -- Form of Investment Management Agreement
(d)(2). -- Form of Sub-Investment Management Agreement
(e)(1). -- Form of Distribution Agreement
(h)(1). -- Form of Transfer Agency Agreement
(m)(1). -- Form of Distribution Plan
(p)(2). -- Code of Ethics of MetLife Advisers, LLC
(p)(3). -- Code of Ethics of Metropolitan Life Insurance Company